Schedule of Investments (unaudited)

December 31, 2020

PFM MULTI-MANAGER DOMESTIC EQUITY FUND

Investments	Shares	Value
COMMON STOCKS - 38.6%
COMMUNICATION SERVICES - 2.1%
Alphabet, Inc., Class A(a)	1,466	$2,569,370
Cogent Communications Holdings, Inc.	40,742	2,439,223
comScore, Inc.(a)	5,131	12,776
Electronic Arts, Inc.(a)	22,725	3,263,310
Entravision Communications Corp., Class A	5,424	14,916
Facebook, Inc., Class A(a)	21,460	5,862,014
Marchex, Inc., Class B(a)	4,207	8,246
Ooma, Inc.(a)	2,880	41,472
Scholastic Corp.	7,491	187,275
Travelzoo(a)	3,536	33,380
Yelp, Inc.(a)	5,001	163,383
Total Communication Services		14,595,365

CONSUMER DISCRETIONARY - 2.9%
Advance Auto Parts, Inc.	10,700	1,685,357
Amazon.com, Inc.(a)	1,730	5,634,489
American Axle & Manufacturing Holdings, Inc.(a)	36,126	301,291
American Public Education, Inc.(a)	2,343	71,415
Beazer Homes USA, Inc.(a)	1,776	26,906
Century Communities, Inc.(a)	6,664	291,750
Cooper Tire & Rubber Co.	3,488	141,264
Cooper-Standard Holdings, Inc.(a)	2,485	86,155
Core-Mark Holding Co., Inc.	1,993	58,534
Del Taco Restaurants, Inc.(a)	3,017	27,334
Everi Holdings, Inc.(a)	1,574	21,737
Genesco, Inc.(a)	1,868	56,208
Goodyear Tire & Rubber Co. (The)	10,285	112,209
GoPro, Inc., Class A(a)	28,631	237,065
Haverty Furniture Cos., Inc.	7,174	198,505
Hibbett Sports, Inc.(a)	5,005	231,131
Home Depot, Inc. (The)	7,800	2,071,836
Houghton Mifflin Harcourt Co.(a)	2,700	8,991
Lakeland Industries, Inc.(a)	600	16,350
Leaf Group Ltd.(a)	4,533	21,078
LKQ Corp.(a)	76,850	2,708,194
M/I Homes, Inc.(a)	1,736	76,887
MarineMax, Inc.(a)	7,743	271,237
Modine Manufacturing Co.(a)	17,295	217,225
ODP Corp. (The)	8,275	242,458
Perdoceo Education Corp.(a)	19,684	248,609
Planet Fitness, Inc., Class A(a)	2,105	163,411
PlayAGS, Inc.(a)	5,501	39,607
Rent-A-Center, Inc.	9,014	345,146
Signet Jewelers Ltd.	8,603	234,604
Sonos, Inc.(a)	1,945	45,494
Strattec Security Corp.	525	25,914
Tenneco, Inc., Class A(a)	4,067	43,110
Terminix Global Holdings, Inc.(a)	13,765	702,153
Tractor Supply Co.	11,450	1,609,641
Ulta Beauty, Inc.(a)	6,850	1,967,046
Unifi, Inc.(a)	4,142	73,479
Universal Electronics, Inc.(a)	3,252	170,600
Vera Bradley, Inc.(a)	14,597	116,192
Vista Outdoor, Inc.(a)	14,285	339,412
Total Consumer Discretionary		20,940,024

CONSUMER STAPLES - 2.8%
Andersons, Inc. (The)	6,837	167,575
Beiersdorf AG, ADR	7,639	179,135
Cal-Maine Foods, Inc.(a)	60,878	2,285,360
Campbell Soup Co.	15,000	725,250
Central Garden & Pet Co., Class A(a)	9,028	327,987
Church & Dwight Co., Inc.	7,300	636,779
Coca-Cola Consolidated, Inc.	1,218	324,317
Diageo PLC, ADR	12,556	1,994,018
Henkel AG & Co. KGaA, ADR	7,100	171,642
Hershey Co. (The)	10,100	1,538,533
JM Smucker Co. (The)	13,700	1,583,720
Lamb Weston Holdings, Inc.	56,785	4,471,251
Lancaster Colony Corp.	2,100	385,833
Lifevantage Corp.(a)	2,878	26,823
Medifast, Inc.	1,765	346,540
Mission Produce, Inc.(a)	12,732	191,617
Molson Coors Brewing Co., Class B	17,000	768,230
Sanderson Farms, Inc.	19,313	2,553,179
Spectrum Brands Holdings, Inc.	652	51,495
TreeHouse Foods, Inc.(a)	13,450	571,490
USANA Health Sciences, Inc.(a)	3,939	303,697
Total Consumer Staples		19,604,471

ENERGY - 0.8%
Arch Resources, Inc.	958	41,932
Bonanza Creek Energy, Inc.(a)	6,488	125,413
Chevron Corp.	34,050	2,875,522
CONSOL Energy, Inc.(a)	2,903	20,931
Dorian LPG Ltd.(a)	13,041	158,970
Exterran Corp.(a)	9,861	43,586
Green Plains, Inc.(a)	5,233	68,919
Kosmos Energy Ltd.	792,275	1,861,846
Matrix Service Co.(a)	4,749	52,334
Nabors Industries Ltd.	891	51,883
Oil States International, Inc.(a)	34,824	174,816
Par Pacific Holdings, Inc.(a)	16,339	228,419
Patterson-UTI Energy, Inc.	18,209	95,779
SM Energy Co.	9,670	59,180
US Silica Holdings, Inc.	19,682	138,168
Total Energy		5,997,698

FINANCIALS - 5.3%
Alleghany Corp.	283	170,844
American Equity Investment Life Holding Co.	10,307	285,092
Aon PLC, Class A	20,465	4,323,641
Arthur J Gallagher & Co.	15,300	1,892,763
Axos Financial, Inc.(a)	9,421	353,570
BCB Bancorp, Inc.	1,594	17,646

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2020

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

Investments	Shares	Value
COMMON STOCKS (continued)
FINANCIALS (continued)
Blucora, Inc.(a)	8,847	$140,756
Brightsphere Investment Group, Inc.	16,473	317,599
Cadence BanCorp	1,002	16,453
CBTX, Inc.	4,011	102,321
Charles Schwab Corp. (The)	39,660	2,103,566
Chubb Ltd.	5,498	846,252
Cullen/Frost Bankers, Inc.	10,300	898,469
Customers Bancorp, Inc.(a)	7,156	130,096
Donegal Group, Inc., Class A	2,084	29,322
Donnelley Financial Solutions, Inc.(a)	2,962	50,265
Employers Holdings, Inc.	7,294	234,794
Encore Capital Group, Inc.(a)	8,529	332,205
Enova International, Inc.(a)	13,127	325,156
Everest Re Group Ltd.	15,366	3,597,027
EZCORP, Inc., Class A(a)	17,328	83,001
Flagstar Bancorp, Inc.	10,869	443,020
Green Dot Corp., Class A(a)	7,024	391,939
Hallmark Financial Services, Inc.(a)	9,352	33,293
Hanmi Financial Corp.	7,938	90,017
HCI Group, Inc.	1,649	86,243
Home Bancorp, Inc.	574	16,066
HomeStreet, Inc.	8,473	285,964
James River Group Holdings Ltd.	8,382	411,975
LendingClub Corp.(a)	628	6,632
Marlin Business Services Corp.	1,831	22,411
Meridian Corp.	101	2,101
MetLife, Inc.	21,144	992,711
Morgan Stanley	46,775	3,205,491
MVB Financial Corp.	565	12,814
National Bank Holdings Corp., Class A	7,243	237,281
Northeast Bank(a)	789	17,768
Northern Trust Corp.	35,345	3,292,033
Northrim BanCorp, Inc.	1,300	44,135
Piper Sandler Cos.	1,773	178,896
Popular, Inc.	19,475	1,096,832
Preferred Bank	4,466	225,399
ProAssurance Corp.	11,029	196,206
Prosperity Bancshares, Inc.	12,000	832,320
Raymond James Financial, Inc.	1,781	170,388
Reinsurance Group of America, Inc.	4,458	516,682
Safety Insurance Group, Inc.	2,796	217,808
Shore Bancshares, Inc.	1,624	23,710
South Plains Financial, Inc.	180	3,411
Southern First Bancshares, Inc.(a)	1,411	49,879
Stewart Information Services Corp.	8,227	397,858
StoneX Group, Inc.(a)	2,713	157,083
SVB Financial Group(a)	2,750	1,066,532
Towne Bank	7,406	173,893
Tradeweb Markets, Inc., Class A	22,200	1,386,390
Travelers Cos., Inc. (The)	23,953	3,362,283
UMB Financial Corp.	2,459	169,646
United Community Banks, Inc.	9,160	260,510
United Fire Group, Inc.	3,955	99,271
United Insurance Holdings Corp.	3,463	19,808
Universal Insurance Holdings, Inc.	9,205	139,088
Valley National Bancorp	53,229	518,983
White Mountains Insurance Group Ltd.	534	534,352
Total Financials		37,639,960

HEALTH CARE - 7.4%
Acorda Therapeutics, Inc.(a)	27,014	18,642
Adamas Pharmaceuticals, Inc.(a)	5,377	23,282
Aerie Pharmaceuticals, Inc.(a)	1,097	14,820
Align Technology, Inc.(a)	2,850	1,522,983
Allscripts Healthcare Solutions, Inc.(a)	33,145	478,614
Amphastar Pharmaceuticals, Inc.(a)	10,436	209,868
AngioDynamics, Inc.(a)	12,121	185,815
Assertio Holdings, Inc.(a)	15,207	5,438
Baxter International, Inc.	16,852	1,352,205
Becton Dickinson and Co.	3,442	861,257
Bio-Rad Laboratories, Inc., Class A(a)	1,630	950,192
Bio-Techne Corp.	4,890	1,552,820
Cantel Medical Corp.	12,450	981,807
Cara Therapeutics, Inc.(a)	1,037	15,690
Cardiovascular Systems, Inc.(a)	5,887	257,615
Castlight Health, Inc., Class B(a)	19,622	25,509
Catalent, Inc.(a)	9,550	993,869
Coherus Biosciences, Inc.(a)	10,389	180,561
Computer Programs & Systems, Inc.	1,916	51,425
Cooper Cos., Inc. (The)	3,400	1,235,288
Cross Country Healthcare, Inc.(a)	9,612	85,258
CytomX Therapeutics, Inc.(a)	7,112	46,584
DENTSPLY SIRONA, Inc.	88,126	4,614,277
Eagle Pharmaceuticals, Inc.(a)	3,600	167,652
Edwards Lifesciences Corp.(a)	17,700	1,614,771
Enanta Pharmaceuticals, Inc.(a)	4,069	171,305
Endo International PLC(a)	20,767	149,107
Envista Holdings Corp.(a)	21,248	716,695
Globus Medical, Inc., Class A(a)	2,596	169,311
Hanger, Inc.(a)	2,775	61,022
HCA Healthcare, Inc.	15,700	2,582,022
HealthStream, Inc.(a)	9,313	203,396
ICU Medical, Inc.(a)	13,116	2,813,251
Integra LifeSciences Holdings Corp.(a)	26,000	1,687,920
Intercept Pharmaceuticals, Inc.(a)	1,227	30,307
Invacare Corp.	7,552	67,590
Johnson & Johnson	13,295	2,092,367

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2020

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

Investments	Shares	Value
COMMON STOCKS (continued)
HEALTH CARE (continued)
Lannett Co., Inc.(a)	6,815	$44,434
Magellan Health, Inc.(a)	4,100	339,644
Masimo Corp.(a)	14,840	3,982,759
Merit Medical Systems, Inc.(a)	18,794	1,043,255
Minerva Neurosciences, Inc.(a)	10,819	25,316
Natus Medical, Inc.(a)	7,568	151,663
NextGen Healthcare, Inc.(a)	15,780	287,827
Odonate Therapeutics, Inc.(a)	643	12,346
Orthofix Medical, Inc.(a)	4,903	210,731
Pieris Pharmaceuticals, Inc.(a)	4,360	10,900
Radius Health, Inc.(a)	4,189	74,816
Recro Pharma, Inc.(a)	9,824	27,998
Selecta Biosciences, Inc.(a)	5,680	17,210
Smith & Nephew PLC, ADR	74,760	3,152,629
Supernus Pharmaceuticals, Inc.(a)	14,349	361,021
Surmodics, Inc.(a)	1,801	78,380
Sutro Biopharma, Inc.(a)	1,409	30,589
Thermo Fisher Scientific, Inc.	4,465	2,079,708
Travere Therapeutics, Inc.(a)	5,919	161,322
United Therapeutics Corp.(a)	1,993	302,518
UnitedHealth Group, Inc.	14,495	5,083,107
Universal Health Services, Inc., Class B	6,302	866,525
Vanda Pharmaceuticals, Inc.(a)	15,372	201,988
Varex Imaging Corp.(a)	11,142	185,849
Varian Medical Systems, Inc.(a)	15,609	2,731,731
Veeva Systems, Inc., Class A(a)	4,500	1,225,125
Waters Corp.(a)	5,600	1,385,552
West Pharmaceutical Services, Inc.	2,200	623,282
Total Health Care		52,888,760

INDUSTRIALS - 4.5%
3M Co.	18,810	3,287,800
Allegiant Travel Co.	2,053	388,510
AMETEK, Inc.	18,400	2,225,296
Apogee Enterprises, Inc.	8,208	260,029
ArcBest Corp.	6,553	279,617
Arcosa, Inc.	7,603	417,633
Astec Industries, Inc.	6,616	382,934
Astronics Corp.(a)	9,531	126,095
Barrett Business Services, Inc.	728	49,657
Clarivate Analytics PLC(a)	47,425	1,408,997
Cummins, Inc.	13,725	3,116,947
DXP Enterprises, Inc.(a)	4,747	105,526
Echo Global Logistics, Inc.(a)	4,074	109,265
Fortive Corp.	31,300	2,216,666
Generac Holdings, Inc.(a)	3,300	750,453
Heidrick & Struggles International, Inc.	6,286	184,683
Hyster-Yale Materials Handling, Inc.	200	11,910
IDEX Corp.	4,850	966,120
Interface, Inc.	22,261	233,741
Lindsay Corp.	2,900	372,534
Lydall, Inc.(a)	3,038	91,231
Manitowoc Co., Inc. (The)(a)	2,348	31,252
Moog, Inc., Class A	1,782	141,313
Mueller Water Products, Inc., Class A	171,695	2,125,584
MYR Group, Inc.(a)	5,325	320,032
Nordson Corp.	3,200	643,040
Northrop Grumman Corp.	1,128	343,724
NOW, Inc.(a)	36,411	261,431
Orion Group Holdings, Inc.(a)	6,852	33,986
Pitney Bowes, Inc.	39,991	246,345
Powell Industries, Inc.	1,681	49,573
Primoris Services Corp.	415	11,458
Quanex Building Products Corp.	7,920	175,586
Radiant Logistics, Inc.(a)	2,187	12,685
Raytheon Technologies Corp.	4,587	328,016
Resideo Technologies, Inc.(a)	2,697	57,338
Rockwell Automation, Inc.	3,830	960,602
Saia, Inc.(a)	8,700	1,572,960
Tennant Co.	2,770	194,371
Titan International, Inc.	21,211	103,085
Toro Co. (The)	11,200	1,062,208
Triumph Group, Inc.	4,348	54,611
TrueBlue, Inc.(a)	5,528	103,318
Union Pacific Corp.	27,725	5,772,899
USA Truck, Inc.(a)	2,174	19,414
Veritiv Corp.(a)	2,584	53,721
Werner Enterprises, Inc.	8,559	335,684
Total Industrials		31,999,880

INFORMATION TECHNOLOGY - 8.8%
A10 Networks, Inc.(a)	12,139	119,691
Accenture PLC, Class A	13,375	3,493,684
ADTRAN, Inc.	13,403	197,962
Agilysys, Inc.(a)	7,585	291,112
Amphenol Corp., Class A	19,113	2,499,407
Amtech Systems, Inc.(a)	2,152	13,730
Applied Optoelectronics, Inc.(a)	2,874	24,458
Arlo Technologies, Inc.(a)	13,622	106,115
Asana, Inc., Class A(a)	22,725	671,524
AstroNova, Inc.	1,693	18,030
Avaya Holdings Corp.(a)	548	10,494
Aviat Networks, Inc.(a)	1,624	55,460
Avid Technology, Inc.(a)	7,637	121,199
Axcelis Technologies, Inc.(a)	11,854	345,188
Bel Fuse, Inc., Class B	1,489	22,380
Benchmark Electronics, Inc.	2,794	75,466
Benefitfocus, Inc.(a)	1,334	19,316
Broadridge Financial Solutions, Inc.	14,100	2,160,120
CalAmp Corp.(a)	9,982	99,021
Casa Systems, Inc.(a)	4,402	27,160
CommScope Holding Co., Inc.(a)	5,242	70,243
Comtech Telecommunications Corp.	9,668	200,031
CSG Systems International, Inc.	7,693	346,724

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2020

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

Investments	Shares	Value
COMMON STOCKS (continued)
INFORMATION TECHNOLOGY (continued)
Daktronics, Inc.	6,639	$31,071
Diebold Nixdorf, Inc.(a)	4,258	45,390
DSP Group, Inc.(a)	3,788	62,843
Entegris, Inc.	21,250	2,042,125
Extreme Networks, Inc.(a)	22,584	155,604
Harmonic, Inc.(a)	27,964	206,654
Infinera Corp.(a)	10,137	106,236
Intevac, Inc.(a)	881	6,352
Kulicke & Soffa Industries, Inc.	14,368	457,046
Mastercard, Inc., Class A	14,890	5,314,837
Medallia, Inc.(a)	45,900	1,524,798
Microsoft Corp.	27,725	6,166,595
MicroStrategy, Inc., Class A(a)	1,774	689,288
Motorola Solutions, Inc.	22,400	3,809,344
MTS Systems Corp.	14,655	852,335
NeoPhotonics Corp.(a)	5,898	53,613
NETGEAR, Inc.(a)	7,688	312,363
New Relic, Inc.(a)	13,835	904,809
Okta, Inc.(a)	3,900	991,614
ON Semiconductor Corp.(a)	202,002	6,611,525
OneSpan, Inc.(a)	6,794	140,500
Palo Alto Networks, Inc.(a)	4,100	1,457,099
PC Connection, Inc.	3,580	169,298
PCTEL, Inc.	4,029	26,471
Plantronics, Inc.	13,612	367,932
Progress Software Corp.	6,976	315,245
Proofpoint, Inc.(a)	7,000	954,870
Pure Storage, Inc., Class A(a)	60,600	1,370,166
Q2 Holdings, Inc.(a)	4,050	512,447
Quantum Corp.(a)	2,329	14,253
Ribbon Communications, Inc.(a)	6,298	41,315
ScanSource, Inc.(a)	7,096	187,192
ServiceNow, Inc.(a)	1,900	1,045,817
SMART Global Holdings, Inc.(a)	4,740	178,366
Smartsheet, Inc., Class A(a)	19,720	1,366,399
Splunk, Inc.(a)	6,990	1,187,531
Super Micro Computer, Inc.(a)	1,876	59,394
Synaptics, Inc.(a)	633	61,021
Synchronoss Technologies, Inc.(a)	10,678	50,187
Synopsys, Inc.(a)	3,150	816,606
Teradata Corp.(a)	1,413	31,750
Texas Instruments, Inc.	33,400	5,481,942
Unisys Corp.(a)	8,508	167,437
Veeco Instruments, Inc.(a)	18,997	329,788
Workday, Inc., Class A(a)	9,700	2,324,217
Zendesk, Inc.(a)	6,000	858,720
Zscaler, Inc.(a)	6,900	1,377,999
Total Information Technology		62,226,919

MATERIALS - 2.0%
AdvanSix, Inc.(a)	5,329	106,527
AptarGroup, Inc.	11,360	1,555,070
Boise Cascade Co.	8,909	425,850
Clearwater Paper Corp.(a)	5,610	211,778
Hawkins, Inc.	2,095	109,589
Kraton Corp.(a)	5,232	145,397
Myers Industries, Inc.	8,311	172,703
Nutrien Ltd.	56,475	2,719,836
Ryerson Holding Corp.(a)	2,126	28,999
Sherwin-Williams Co. (The)	7,140	5,247,257
Stepan Co.	3,537	422,035
SunCoke Energy, Inc.	26,024	113,204
TimkenSteel Corp.(a)	7,761	36,244
Trinseo S.A.	9,768	500,219
Wheaton Precious Metals Corp.	64,825	2,705,796
Total Materials		14,500,504

REAL ESTATE - 1.1%
Armada Hoffler Properties, Inc.	15,257	171,184
AvalonBay Communities, Inc.	2,969	476,317
Boston Properties, Inc.	4,878	461,117
CBRE Group, Inc., Class A(a)	5,232	328,151
Community Healthcare Trust, Inc.	5,614	264,475
CoreCivic, Inc.	40,027	262,177
Equity Commonwealth	122,414	3,339,454
Four Corners Property Trust, Inc.	15,084	449,051
Healthcare Realty Trust, Inc.	28,703	849,609
iStar, Inc.	18,336	272,290
RE/MAX Holdings, Inc., Class A	4,356	158,253
Realogy Holdings Corp.(a)	23,597	309,593
Retail Opportunity Investments Corp.	22,675	303,618
Summit Hotel Properties, Inc.	3,427	30,877
Total Real Estate		7,676,166

UTILITIES - 0.9%
Avista Corp.	23,998	963,280
California Water Service Group	13,876	749,720
Essential Utilities, Inc.	26,055	1,232,141
IDACORP, Inc.	7,400	710,622
Middlesex Water Co.	4,674	338,725
SJW Group	36,221	2,512,288
Total Utilities		6,506,776

TOTAL COMMON STOCKS (Cost: $230,000,216)		274,576,523

EXCHANGE-TRADED FUND - 59.4%
Vanguard Total Stock Market ETF (Cost: $334,032,533)	2,166,799	421,745,757

SHORT-TERM INVESTMENTS - 2.0%
State Street Institutional Treasury Money Market Fund – Investor Class Shares, 0.01%(b) (Cost: $13,998,464)	13,998,464	13,998,464

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2020

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (concluded)

TOTAL INVESTMENTS - 100.0% (Cost: $588,031,213)	710,320,744
OTHER ASSETS AND LIABILITIES, NET - (0.0)% (c)	(108,369)
NET ASSETS - 100.0%	$710,212,375

(a)	Non-income producing security.
(b)	The rate shown is the annualized seven-day yield of December 31, 2020.
(c)	Amount is less than 0.05%.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$274,576,523	$—	$—	$274,576,523
Exchange-Traded Fund	421,745,757			421,745,757
Money Market Fund	13,998,464	—	—	13,998,464
Total	$710,320,744	$—	$—	$710,320,744

* See Schedule of Investments for additional detailed categorizations.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2020

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND

Investments	Shares	Value
COMMON STOCKS - 58.0%
ARGENTINA - 1.1%
MercadoLibre, Inc.(a)	3,470	$5,813,017

AUSTRALIA - 1.4%
Ansell Ltd.	6,634	178,213
Atlassian Corp. PLC, Class A(a)	1,683	393,603
Australian Pharmaceutical Industries Ltd.	20,477	19,423
BHP Group PLC	17,423	459,163
BlueScope Steel Ltd.	34,305	463,537
CSL Ltd.	16,048	3,506,609
CSR Ltd.	23,515	94,900
Data#3 Ltd.	8,876	38,355
Fortescue Metals Group Ltd.	55,572	1,004,761
GWA Group Ltd.	128,033	346,312
Lycopodium Ltd.	2,746	9,887
MotorCycle Holdings Ltd.	4,504	9,205
Shaver Shop Group Ltd.	12,690	10,375
Sigma Healthcare Ltd.(a)	151,826	71,999
South32 Ltd.	289,221	551,475
Total Australia		7,157,817

AUSTRIA - 0.3%
ANDRITZ AG	11,012	504,467
Erste Group Bank AG(a)	28,000	845,327
Kapsch TrafficCom AG(a)	455	7,284
Raiffeisen Bank International AG(a)	6,086	122,917
voestalpine AG	4,597	165,348
Total Austria		1,645,343

BELGIUM - 0.2%
Ageas SA	12,064	642,979
bpost S.A.(a)	11,623	120,625
D'ieteren S.A.	2,523	209,281
Deceuninck N.V.(a)	5,252	12,411
Econocom Group S.A.	1,184	3,582
Total Belgium		988,878

BRAZIL - 1.0%
B3 S.A. - Brasil Bolsa Balcao	29,801	357,461
Cia de Saneamento Basico do Estado de Sao Paulo	33,500	287,743
Duratex S.A.	47,558	176,079
Equatorial Energia S.A.	70,485	315,477
Itau Unibanco Holding S.A., ADR	201,696	1,228,329
Klabin S.A., (Unit)	35,507	181,089
Lojas Renner S.A.	104,741	883,168
Pagseguro Digital Ltd., Class A(a)	5,784	328,994
Raia Drogasil S.A.	79,540	384,722
Vale S.A., ADR	37,427	627,277
WEG S.A.	20,320	298,189
Total Brazil		5,068,528

BRITAIN - 4.4%
3i Group PLC	21,902	349,917
Anglo American PLC	16,025	533,750
Aptitude Software Group PLC	3,430	20,858
Ashtead Group PLC	39,000	1,835,290
Bloomsbury Publishing PLC	76,170	309,315
Brickability Group PLC	15,725	14,043
Bunzl PLC	2,430	81,227
Close Brothers Group PLC	52,000	983,283
Coca-Cola European Partners PLC	35,545	1,771,207
Compass Group PLC	59,000	1,100,964
Dixons Carphone PLC(a)	189,657	302,091
Ferguson PLC	9,457	1,150,075
First Derivatives PLC(a)	8,161	357,597
Gamma Communications PLC	12,420	279,424
Gear4Music Holdings PLC(a)	3,472	38,918
Genus PLC	5,008	287,729
GlaxoSmithKline PLC	18,755	343,649
Informa PLC(a)	43,828	329,346
JET2 PLC(a)	19,294	374,125
Judges Scientific PLC	276	23,996
Kainos Group PLC	2,007	33,372
Keystone Law Group PLC	2,569	17,723
Kingfisher PLC(a)	51,364	190,065
Legal & General Group PLC	20,119	73,951
M&G PLC	64,656	175,140
Nexus Infrastructure PLC	5,820	13,172
Paragon Banking Group PLC	56,094	375,965
Porvair PLC	36,187	261,994
Prudential PLC	27,338	504,611
Reach PLC(a)	143,591	279,627
Reckitt Benckiser Group PLC	12,100	1,082,172
RELX PLC	35,829	881,283
Rentokil Initial PLC(a)	205,000	1,429,603
Rio Tinto Ltd.	8,806	773,473
Rio Tinto PLC	306	22,896
Rio Tinto PLC, ADR	7,344	552,416
Smith & Nephew PLC	103,535	2,162,018
Spirent Communications PLC	77,078	277,746
St James's Place PLC	8,151	126,459
SThree PLC(a)	44,005	179,507
Telit Communications PLC(a)	12,541	33,579
Tesco PLC	215,789	681,280
Unilever PLC	9,775	588,429
Unilever PLC	22,200	1,344,234
UP Global Sourcing Holdings PLC	4,353	7,170
Vodafone Group PLC	120,232	197,858
Weir Group PLC (The)(a)	16,228	442,025
Total Britain		23,194,572

CANADA - 2.9%
5N Plus, Inc.(a)	6,300	14,600
Brookfield Asset Management, Inc., Class A	44,900	1,856,106
CAE, Inc.	12,986	359,821
Cameco Corp.	45,700	612,134
Canadian National Railway Co.	3,852	423,481
Canadian Pacific Railway Ltd.	8,500	2,946,865
Cervus Equipment Corp.	3,100	31,076
Cogeco, Inc.	800	51,523
Constellation Software, Inc.	300	389,564

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2020

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

Investments	Shares	Value
COMMON STOCKS (continued)
CANADA (continued)
DREAM Unlimited Corp., Class A	5,807	$96,943
Heroux-Devtek, Inc.(a)	20,878	231,267
Intertape Polymer Group, Inc.	2,600	49,308
Laurentian Bank of Canada	5,236	128,339
Linamar Corp.	8,397	444,753
Lululemon Athletica, Inc.(a)	6,500	2,262,195
Magna International, Inc.	22,500	1,592,800
PFB Corp.	700	15,750
Shopify, Inc., Class A(a)	2,461	2,785,729
Suncor Energy, Inc.	27,782	465,980
TMX Group Ltd.	2,844	284,065
Topicus.com, Inc.(a)	558	2,109
Winpak Ltd.	900	30,276
Total Canada		15,074,684

CHILE - 0.1%
Banco Santander Chile, ADR	16,549	314,266

CHINA - 5.0%
51job, Inc., ADR(a)	1,309	91,630
Alibaba Group Holding Ltd.(a)	21,000	613,570
Alibaba Group Holding Ltd., ADR(a)	10,637	2,475,549
Autohome, Inc., ADR	6,204	618,043
Centre Testing International Group Co., Ltd., Class A	71,400	299,309
China Pacific Insurance Group Co., Ltd., Class H	72,800	285,935
ENN Energy Holdings Ltd.	73,700	1,081,765
Haitian International Holdings Ltd.	54,000	187,050
JD.com, Inc., ADR(a)	20,673	1,817,157
Li Ning Co., Ltd.	94,000	647,567
Midea Group Co., Ltd., Class A	80,900	1,219,817
Modern Land China Co., Ltd.	216,000	23,690
NetEase, Inc., ADR	2,399	229,752
New Oriental Education & Technology Group, Inc., ADR(a)	2,046	380,167
Oppein Home Group, Inc., Class A	17,500	360,502
PICC Property & Casualty Co., Ltd., Class H	492,000	372,779
Ping An Insurance Group Co. of China Ltd., Class H	191,500	2,352,202
Shenzhou International Group Holdings Ltd.	46,200	906,152
SITC International Holdings Co., Ltd.	166,000	359,387
Tencent Holdings Ltd.	106,300	7,767,046
Tencent Music Entertainment Group, ADR(a)	35,901	690,735
Weichai Power Co., Ltd.	135,595	328,366
Wuxi Biologics Cayman, Inc.(c)	212,206	2,826,597
Yum China Holdings, Inc.	5,710	325,984
Zhejiang Supor Co., Ltd., Class A	22,861	272,821
Total China		26,533,572

COLOMBIA - 0.0% (b)
Bancolombia S.A., ADR	2,341	94,061

CZECH - 0.0% (b)
Avast PLC(c)	25,929	190,732

DENMARK - 0.1%
Norden A/S	4,524	81,533
GN Store Nord A/S	6,430	511,036
North Media A/S	1,787	23,402
Total Denmark		615,971

EGYPT - 0.0% (b)
Commercial International Bank Egypt SAE, GDR	55,696	208,860

FINLAND - 0.6%
Alma Media Oyj	1,354	14,689
Digia Oyj	3,508	32,215
Fiskars Oyj Abp	3,395	62,135
Harvia Oyj	2,767	82,589
Kamux Corp.	2,265	37,622
Kone Oyj, Class B	10,003	811,740
Marimekko Oyj(a)	466	25,799
Nokia Oyj(a)	116,429	444,034
Nokia Oyj, ADR(a)	2,660	10,401
Nordea Bank Abp(a)	41,334	337,518
Orion Oyj, Class B	12,527	574,230
QT Group Oyj(a)	511	35,936
Rapala VMC Oyj(a)	2,205	11,747
Sampo Oyj, Class A	6,735	285,627
Scanfil Oyj	5,613	44,578
Titanium Oyj	496	7,800
Vaisala Oyj, Class A	5,337	263,132
Valmet Oyj	3,635	103,920
Total Finland		3,185,712

FRANCE - 4.2%
ABC arbitrage	2,617	23,236
Air Liquide S.A.	3,652	599,398
Alstom S.A.(a)	8,458	479,644
Amundi S.A.(c)	15,800	1,290,148
BioMerieux	79	11,141
BNP Paribas S.A.(a)	13,333	703,239
CBo Territoria	4,714	21,018
Cie Generale des Etablissements Michelin SCA	6,183	793,519
Coface S.A.(a)	29,784	300,960
Dassault Systemes SE	8,500	1,726,717
Engie S.A.(a)	48,045	735,629
Eutelsat Communications S.A.	21,112	238,937
Infotel S.A.	299	15,814
IPSOS	9,245	312,851
Jacquet Metal S.A.	2,750	46,507
Lectra	10,394	318,517
LVMH Moet Hennessy Louis Vuitton SE	8,556	5,346,052
Manitou BF S.A.	969	28,309

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2020

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

Investments	Shares	Value
COMMON STOCKS (continued)
FRANCE (continued)
Neurones	427	$12,206
Nexans S.A.(a)	5,298	384,966
Pernod Ricard S.A.	11,434	2,191,763
Publicis Groupe S.A.	9,763	486,523
Rexel S.A.(a)	1,627	25,656
Robertet S.A.	241	265,854
Safran S.A.(a)	14,097	1,999,243
Sanofi	11,708	1,131,233
Somfy S.A.	380	64,213
Synergie SE(a)	364	14,202
TOTAL S.A.	23,500	1,013,745
Ubisoft Entertainment S.A.(a)	5,497	529,676
Vilmorin & Cie S.A.	493	29,699
Vinci S.A.	3,013	299,798
Vivendi S.A.	22,140	713,984
Total France		22,154,397

GERMANY - 2.8%
Ad Pepper Media International N.V.(a)	2,199	13,235
ADVA Optical Networking SE(a)	3,827	33,013
AP Moller - Maersk A/S, Class B	301	671,210
Bayer AG	493	28,977
Bayerische Motoren Werke AG	7,309	645,137
Carlsberg A/S, Class B	3,497	560,633
Coloplast A/S, Class B	3,287	502,128
Continental AG	2,613	387,192
Daimler AG	7,713	544,629
DSV PANALPINA A/S	16,754	2,803,870
Fresenius Medical Care AG & Co. KGaA	4,196	349,984
Genmab A/S(a)	186	75,234
Gerresheimer AG	2,474	265,269
Gesco AG	507	11,334
Hawesko Holding AG	303	16,348
HelloFresh SE(a)	6,069	469,001
Hornbach Baumarkt AG	392	17,065
Hornbach Holding AG & Co. KGaA	1,222	117,500
Infineon Technologies AG	8,034	308,318
KWS Saat SE & Co. KGaA	3,500	278,008
Merck KGaA	6,181	1,059,507
Novo Nordisk A/S, Class B	16,444	1,150,184
ProSiebenSat.1 Media SE(a)	26,697	448,702
Roche Holding AG	4,492	1,567,294
SAF-Holland SE(a)	2,122	29,058
Stroeer SE & Co. KGaA	1,230	121,828
Surteco Group SE(a)	1,111	32,672
Symrise AG	10,100	1,335,854
Vestas Wind Systems A/S	2,546	602,571
Vonovia SE	5,026	366,506
zooplus AG(a)	340	70,414
Total Germany		14,882,675

GREECE - 0.0% (b)
Hellenic Telecommunications Organization S.A.	9,396	151,530

HONG KONG - 1.8%
AIA Group Ltd.	493,500	6,078,769
Bosideng International Holdings Ltd.	282,000	143,868
Chen Hsong Holdings	44,000	12,485
China Mengniu Dairy Co., Ltd.	193,000	1,168,244
China Resources Beer Holdings Co., Ltd.	60,000	552,974
ESR Cayman Ltd.(c)	204,600	735,342
Hang Lung Properties Ltd.	84,000	222,323
Mandarin Oriental International Ltd.(a)	114,107	193,916
Pico Far East Holdings Ltd.	1,032,000	184,966
Techtronic Industries Co., Ltd.	17,000	243,409
Vinda International Holdings Ltd.	62,000	169,521
Total Hong Kong		9,705,817

HUNGARY - 0.2%
OTP Bank Nyrt(a)	11,637	523,629
Richter Gedeon Nyrt	11,251	282,355
Total Hungary		805,984

INDIA - 1.4%
HDFC Bank Ltd., ADR(a)	59,813	4,322,088
ICICI Bank Ltd., ADR(a)	102,920	1,529,391
Infosys Ltd., ADR	48,062	814,651
Reliance Industries Ltd., GDR(c)	13,527	740,145
Reliance Industries Ltd., GDR(c)	1,489	81,448
Total India		7,487,723

INDONESIA - 0.1%
Bank Mandiri Persero Tbk PT	863,900	389,852
Telkom Indonesia Persero Tbk PT, ADR	17,643	414,964
Total Indonesia		804,816

IRELAND - 2.7%
Accenture PLC, Class A	21,175	5,531,122
Experian PLC	113,090	4,309,298
Grafton Group PLC, (Unit)(a)	26,299	331,947
ICON PLC(a)	8,925	1,740,196
Irish Continental Group PLC, (Unit)(a)	56,105	308,431
James Hardie Industries PLC(a)	15,299	452,558
Medtronic PLC	6,993	819,160
Ryanair Holdings PLC, ADR(a)	5,594	615,228
Total Ireland		14,107,940

ISRAEL - 0.3%
Albaad Massuot Yitzhak Ltd.	1,243	27,096

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2020

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

Investments	Shares	Value
COMMON STOCKS (continued)
ISRAEL (continued)
Bezeq The Israeli Telecommunication Corp. Ltd.(a)	58,907	$59,161
Check Point Software Technologies Ltd.(a)	6,169	819,922
Electra Consumer Products 1970 Ltd.	1,007	34,938
First International Bank Of Israel Ltd.	1,742	46,258
Mizrahi Tefahot Bank Ltd.	10,003	231,846
Neto ME Holdings Ltd.	160	6,630
Nice Ltd., ADR(a)	1,386	392,986
NR Spuntech Industries Ltd.	8,850	26,198
Palram Industries 1990 Ltd.	2,829	25,994
Total Israel		1,671,029

ITALY - 0.7%
Banca Mediolanum SpA	12,640	109,477
Enel SpA	77,120	778,786
Ferrari N.V.	8,561	1,979,669
Intesa Sanpaolo SpA(a)	221,671	517,167
Newlat Food SpA(a)	1,450	9,759
Rizzoli Corriere Della Sera Mediagroup SpA(a)	24,080	16,755
Sanlorenzo SpA(a)	1,199	24,127
SIT SpA	1,600	11,464
Sogefi SpA(a)	16,573	23,995
UnipolSai Assicurazioni SpA	35,010	92,715
Total Italy		3,563,914

JAPAN - 6.3%
Ariake Japan Co., Ltd.	3,500	251,799
Brother Industries Ltd.	24,800	511,965
Canon Marketing Japan, Inc.	3,400	77,618
Canon, Inc.	26,200	503,129
Capcom Co., Ltd.	5,500	357,586
Daiseki Co., Ltd.	9,400	275,911
Daiwa House Industry Co., Ltd.	21,200	632,813
Disco Corp.	2,100	708,308
EPS Holdings, Inc.	4,100	38,864
FANUC Corp.	6,800	1,674,278
Fujitsu Ltd.	5,700	825,150
Funai Electric Co., Ltd.(a)	2,700	10,709
Furuno Electric Co., Ltd.	21,400	252,195
Glory Ltd.	500	10,099
Himacs Ltd.	600	6,867
Hitachi Ltd.	20,700	816,810
Honda Motor Co., Ltd.	20,600	575,322
I-O Data Device, Inc.	3,000	28,740
Infocom Corp.	2,800	91,624
Iwatani Corp.	6,900	425,561
JUTEC Holdings Corp.	1,000	10,040
Kao Corp.	3,400	262,871
KDDI Corp.	73,200	2,173,849
Keyence Corp.	5,400	3,039,024
Kintetsu World Express, Inc.	12,400	294,048
Kubota Corp.	56,700	1,238,713
Kurita Water Industries Ltd.	9,100	348,326
Macnica Fuji Electronics Holdings, Inc.	600	11,802
Makita Corp.	13,000	652,577
Makiya Co., Ltd.	1,100	11,020
Mani, Inc.	8,800	239,663
Marui Group Co., Ltd.	52,700	927,202
Mitsubishi Electric Corp.	26,600	402,679
MS&AD Insurance Group Holdings, Inc.	13,300	405,544
NEC Networks & System Integration Corp.	5,500	94,819
Nexon Co., Ltd.	21,200	652,916
Nichiha Corp.	900	28,380
Nidec Corp.	15,600	1,965,521
Nintendo Co., Ltd.	2,799	1,786,292
Nippon Telegraph & Telephone Corp.	33,500	858,982
Nitori Holdings Co., Ltd.	3,000	628,940
Nojima Corp.	2,800	76,899
Oki Electric Industry Co., Ltd.	7,900	69,814
Otsuka Holdings Co., Ltd.	25,100	1,076,168
Pronexus, Inc.	1,200	12,205
Rakus Co., Ltd.	11,100	255,790
Rion Co., Ltd.	11,200	391,603
Rohto Pharmaceutical Co., Ltd.	6,200	183,762
Ryohin Keikaku Co., Ltd.	18,300	373,858
Sakata Seed Corp.	7,700	267,789
Shimamura Co., Ltd.	1,100	115,395
SHO-BOND Holdings Co., Ltd.	5,600	272,756
Softbank Corp.	53,500	670,711
Sony Corp.	23,000	2,312,505
Subaru Corp.	5,700	114,214
Sumitomo Mitsui Financial Group, Inc.	8,900	275,394
Sunday Co., Ltd.	700	9,643
T&D Holdings, Inc.	30,600	362,144
Techno Medica Co., Ltd.	1,900	28,962
Tokyo Keiki, Inc.	2,400	21,831
Toyota Motor Corp.	3,000	230,037
Transcosmos, Inc.	13,600	343,883
Wacom Co., Ltd.	9,500	79,700
Wantedly, Inc.(a)	700	7,044
Yamada Holdings Co., Ltd.	92,200	489,905
Yamaha Corp.	9,600	565,889
Z Holdings Corp.	49,435	299,830
Total Japan		33,016,287

LUXEMBOURG - 0.2%
ArcelorMittal S.A.(a)	17,530	402,288
Eurofins Scientific SE(a)	2,766	232,085
Ternium S.A., ADR(a)	8,514	247,587
Total Luxembourg		881,960

MACAU - 0.1%
Sands China Ltd.	78,800	346,375

MEXICO - 0.3%
Arca Continental S.A.B. de C.V.	94,300	450,945
Genomma Lab Internacional S.A.B. de C.V., Class B(a)	276,100	259,873

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2020

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

Investments	Shares	Value
COMMON STOCKS (continued)
MEXICO (continued)
Grupo Financiero Banorte S.A.B. de C.V., Class O(a)	157,584	$868,318
Total Mexico		1,579,136

NETHERLANDS - 2.8%
Accell Group N.V.(a)	2,020	63,826
Adyen N.V.(c)	918	2,136,102
Akzo Nobel N.V.	14,400	1,546,838
ASML Holding N.V.	464	224,234
ASML Holding N.V.	6,741	3,287,720
Corbion N.V.	5,241	294,820
Heineken N.V.	13,700	1,527,822
JDE Peet's N.V.(a)	8,584	386,956
Koninklijke Ahold Delhaize N.V.	31,521	890,159
Koninklijke DSM N.V.	3,243	558,659
Koninklijke Philips N.V.(a)	16,182	866,002
Nedap N.V.	450	28,075
NN Group N.V.	2,453	107,313
Ordina N.V.	187,986	659,133
QIAGEN N.V.(a)	1,325	68,724
Randstad N.V.(a)	11,668	759,536
Sligro Food Group N.V.(a)	11,528	238,693
Wolters Kluwer N.V.	15,116	1,275,836
Total Netherlands		14,920,448

NEW ZEALAND - 0.1%
EBOS Group Ltd.	5,686	117,387
Fisher & Paykel Healthcare Corp. Ltd.	20,644	490,237
Fisher & Paykel Healthcare Corp. Ltd.	557	13,326
New Zealand Refining Co., Ltd. (The)(a)	59,212	23,406
NZX Ltd.	16,197	22,864
Total New Zealand		667,220

NORWAY - 0.2%
Borregaard ASA	18,331	303,287
Equinor ASA	19,916	330,459
Norway Royal Salmon ASA	8,788	220,228
Stolt-Nielsen Ltd.	1,217	15,525
Telenor ASA	25,874	438,194
Total Norway		1,307,693

PERU - 0.3%
Credicorp Ltd.	10,000	1,640,200

POLAND - 0.1%
KGHM Polska Miedz S.A.(a)	8,355	409,560
Powszechna Kasa Oszczednosci Bank Polski S.A.(a)	13,214	101,858
Total Poland		511,418

PORTUGAL - 0.0% (b)
Galp Energia SGPS S.A.	14,015	149,920

RUSSIA - 0.8%
Evraz PLC	70,584	455,489
LUKOIL PJSC, ADR	9,577	654,684
Magnit PJSC, GDR	11,687	205,691
Novatek PJSC, GDR	4,570	746,738
Polyus PJSC, GDR	3,194	321,955
Rosneft Oil Co. PJSC, GDR	29,604	166,967
Sberbank of Russia PJSC, ADR	60,616	873,834
Sberbank of Russia PJSC, ADR	11,265	163,342
X5 Retail Group N.V., GDR	4,077	147,261
Yandex N.V., Class A(a)	3,650	253,967
Total Russia		3,989,928

SINGAPORE - 0.3%
DBS Group Holdings Ltd.	80,000	1,513,190
Great Eastern Holdings Ltd.	2,800	42,376
IGG, Inc.	94,000	98,770
Kimly Ltd.	65,800	15,714
Olam International Ltd.	88,800	102,710
Sunningdale Tech Ltd.	16,900	19,654
Total Singapore		1,792,414

SOUTH AFRICA - 0.7%
Aspen Pharmacare Holdings Ltd.(a)	20,655	176,347
AVI Ltd.	26,116	129,593
FirstRand Ltd.	265,965	927,448
Foschini Group Ltd. (The)(a)	16,304	113,710
Impala Platinum Holdings Ltd.	45,645	627,714
Mr Price Group Ltd.	31,707	368,749
MultiChoice Group Ltd.	19,213	175,257
Naspers Ltd., Class N	4,925	1,008,008
Total South Africa		3,526,826

SOUTH KOREA - 3.0%
Binggrae Co., Ltd.	4,120	216,470
Choong Ang Vaccine Laboratory	12,344	195,300
Hana Financial Group, Inc.	11,809	375,498
Hyundai Mobis Co., Ltd.	2,891	681,991
Koh Young Technology, Inc.	2,792	269,517
Korea Zinc Co., Ltd.	891	328,930
LG Chem Ltd.	959	730,001
LG Electronics, Inc.(a)	4,592	571,148
LG Household & Health Care Ltd.	261	389,244
NAVER Corp.	2,913	786,572
Samsung Electronics Co., Ltd.	22,329	1,668,812
Samsung Electronics Co., Ltd., GDR	2,009	3,651,488
Samsung Electronics Co., Ltd., GDR	672	1,226,400
Samsung Fire & Marine Insurance Co., Ltd.	1,991	344,326
Samsung SDI Co., Ltd.(a)	1,390	806,262
Samwha Capacitor Co., Ltd.	4,122	250,837

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2020

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

Investments	Shares	Value
COMMON STOCKS (continued)
SOUTH KOREA (continued)
SK Hynix, Inc.(a)	25,296	$2,767,320
SK Materials Co., Ltd.	2,130	702,735
Total South Korea		15,962,851

SPAIN - 0.7%
Abertis Infraestructuras S.A.(a)	3,711	29,332
Amadeus IT Group S.A.	32,393	2,345,180
Cia de Distribucion Integral Logista Holdings S.A.	8,199	158,949
Faes Farma S.A.	87,170	371,251
Naturhouse Health SAU	7,581	14,357
Siemens Gamesa Renewable Energy S.A.	14,225	577,479
Total Spain		3,496,548

SWEDEN - 2.0%
AAK AB	13,478	271,807
Ahlstrom-Munksjo Oyj	8,454	186,926
Assa Abloy AB, Class B	42,500	1,045,348
Atlas Copco AB, Class A	42,597	2,178,443
Avanza Bank Holding AB	11,486	323,425
Betsson AB(a)	14,579	130,537
Bilia AB, Class A(a)	4,451	54,824
BioGaia AB, Class B	4,470	291,748
Cloetta AB, Class B	75,788	225,778
Doro AB(a)	3,661	20,775
Elanders AB, Class B(a)	6,002	87,255
Electrolux AB, Series B	13,584	315,745
Epiroc AB, Class A	20,834	378,714
Ferronordic AB	3,972	75,980
G5 Entertainment AB	5,179	255,076
Getinge AB, Class B	22,707	530,008
GHP Specialty Care AB(a)	12,103	38,633
Hexagon AB, Class B	5,413	492,927
Husqvarna AB, Class B	895	11,578
IAR Systems Group AB(a)	13,180	223,838
Inwido AB(a)	6,669	97,259
NCC AB, Class B	11,593	211,744
New Wave Group AB, Class B(a)	9,514	62,996
Ratos AB, Class B	9,216	43,075
Sandvik AB(a)	17,419	425,795
Scandi Standard AB(a)	1,778	14,800
SKF AB, Class B	16,697	432,610
SwedenCare AB	500	19,707
Swedish Match AB	8,155	633,495
Telefonaktiebolaget LM Ericsson, ADR	4,546	54,325
Telefonaktiebolaget LM Ericsson, Class B	50,139	594,606
Thule Group AB(c)	7,210	269,479
Volvo AB, Class B(a)	14,474	340,607
Total Sweden		10,339,863

SWITZERLAND - 3.9%
ABB Ltd.	27,424	767,086
Adecco Group AG	4,462	299,188
Alcon, Inc.(a)	55,580	3,710,501
Bobst Group S.A.	3,721	224,582
Cavotec S.A.(a)	6,710	17,360
Credit Suisse Group AG	37,962	488,367
Gurit Holding AG	122	342,873
Huber + Suhner AG	2,689	212,733
Investis Holding S.A.	135	13,904
Kuehne + Nagel International AG	3,665	830,822
LEM Holding S.A.	152	296,686
Logitech International S.A.	4,488	435,286
Lonza Group AG	3,851	2,473,364
Nestle S.A.	21,584	2,541,060
Novartis AG	35,277	3,331,941
Orell Fuessli AG	121	14,599
Phoenix Mecano AG	97	50,889
Sika AG	9,628	2,628,464
UBS Group AG	109,540	1,532,073
Valiant Holding AG	2,154	211,305
Valora Holding AG(a)	1,390	272,819
Zehnder Group AG	1,028	68,588
Total Switzerland		20,764,490

TAIWAN - 2.8%
Accton Technology Corp.	31,000	350,044
ASE Technology Holding Co., Ltd.	43,000	124,430
ASE Technology Holding Co., Ltd., ADR	56,298	328,780
ASPEED Technology, Inc.	4,000	244,073
CTBC Financial Holding Co., Ltd.	437,000	306,453
Delta Electronics, Inc.	100,000	932,814
Hon Hai Precision Industry Co., Ltd.	78,000	254,697
Hon Hai Precision Industry Co., Ltd., GDR	97,925	649,243
MediaTek, Inc.	24,000	640,940
Merida Industry Co., Ltd.	28,000	234,962
Sea Ltd., ADR(a)	1,205	239,855
Sinmag Equipment Corp.	14,000	42,524
Taiwan Semiconductor Manufacturing Co., Ltd.	72,000	1,352,267
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	71,809	7,830,053
Tong Yang Industry Co., Ltd.	197,000	273,106
Uni-President Enterprises Corp.	95,000	228,647
Walsin Technology Corp.	28,000	230,650
Zhen Ding Technology Holding Ltd.	62,000	252,496
Total Taiwan		14,516,034

THAILAND - 0.0% (b)
Kasikornbank PCL	42,400	159,920

TURKEY - 0.2%
BIM Birlesik Magazalar A/S	16,264	165,233
KOC Holding A/S	87,429	249,138
Turkiye Garanti Bankasi A/S(a)	281,848	394,853
Total Turkey		809,224

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2020

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

Investments	Shares	Value
COMMON STOCKS (continued)
UNITED ARAB EMIRATES - 0.1%
Emaar Properties PJSC(a)	353,350	$339,986

UNITED STATES - 1.8%
Aon PLC, Class A	10,980	2,319,745
Carnival PLC	23,100	430,208
Mettler-Toledo International, Inc.(a)	1,956	2,229,214
ResMed, Inc.	12,000	2,550,720
STERIS PLC	10,841	2,054,803
Total United States		9,584,690

TOTAL COMMON STOCKS (Cost: $237,901,709)		305,725,269

EXCHANGE-TRADED FUND - 39.6%
iShares Core MSCI Total International Stock ETF (Cost $174,785,578)	3,107,847	208,816,240

RIGHTS - 0.0% (b)
CHINA - 0.0% (b)
Legend Holdings Corp., Class H(a) (Cost $0)	284	0

PREFERRED STOCKS - 0.4%
BRAZIL - 0.1%
Gerdau S.A., 0.30%	88,418	412,844
Lojas Americanas S.A., 0.66%	24,833	126,272
Total Brazil		539,116

GERMANY - 0.3%
Henkel AG & Co. KGaA,	1,415	159,448
Maschinenfabrik Berthold Hermle AG, 2.69%	31	11,197
Volkswagen AG, 3.53%	7,318	1,363,418
Total Germany		1,534,063

SWEDEN - 0.0% (b)
Corem Property Group AB	629	24,469

TOTAL PREFERRED STOCKS (Cost: $1,918,157)		2,097,648

SHORT-TERM INVESTMENTS - 1.9%
State Street Institutional Treasury Money Market Fund – Investor Class Shares, 0.12%(d) (Cost $9,803,818)	9,803,818	9,803,818

TOTAL INVESTMENTS - 99.9% (Cost: $424,409,262)		526,442,975

OTHER ASSETS AND LIABILITIES, NET - 0.1%		485,352
NET ASSETS - 100.0%		$526,928,327

(a)	Non-income producing security.
(b)	Amount is less than 0.05%.
(c)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities been deemed liquid under guidelines approved by the Trust's Board of Trustees. At December 31, 2020, the value of these securities was $8,269,993, representing 1.6% of net assets.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Argentina	$5,813,017	$—	$—	$5,813,017
Australia	393,603	6,305,051	—	6,698,654
United Kingdom	5,987,602	24,310,701	—	30,298,303
Austria	—	1,645,343	—	1,645,343
Belgium	—	988,878	—	988,878
Brazil	2,184,600	2,883,928	—	5,068,528
Canada	15,072,575	2,109	—	15,074,684
Chile	314,266	—	—	314,266
China	6,629,017	16,718,571	—	22,974,809
Hong Kong	—	9,329,862	—	9,329,862
Cayman Islands	—	3,561,939	—	3,561,939
Colombia	94,061	—	—	94,061
Czech Republic	—	190,732	—	190,732
Germany	—	15,498,646	—	15,498,646
Egypt	208,860	—	—	208,860
Finland	10,401	3,175,311	—	3,185,712

See Notes to Schedule of Investments

Schedule of Investments (unaudited)

December 31, 2020

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (concluded)

	Level 1	Level 2	Level 3	Total
France	$—	$22,154,397	$—	$22,154,397
Greece	—	151,530	—	151,530
Hungary	—	805,984	—	805,984
India	6,747,578	740,145	—	7,487,723
Indonesia	414,964	389,852	—	804,816
Ireland	10,760,509	1,092,936	—	11,853,445
Israel	1,212,908	458,121	—	1,671,029
Italy	—	3,563,914	—	3,563,914
Japan	—	33,016,287	—	33,016,287
Luxembourg	247,587	634,373	—	881,960
Macau	—	346,375	—	346,375
Mexico	1,579,136	—	—	1,579,136
Netherlands	3,287,720	11,632,728	—	14,920,448
New Zealand	—	667,220	—	667,220
Norway	—	1,292,168	—	1,292,168
Peru	1,640,200	—	—	1,640,200
Poland	—	511,418	—	511,418
Portugal	—	149,920	—	149,920
Russia	2,660,605	1,329,323	—	3,989,928
Singapore	239,855	1,792,414	—	2,032,269
South Africa	—	3,526,826	—	3,526,826
South Korea	1,226,400	14,736,451	—	15,962,851
Spain	—	3,496,548	—	3,496,548
Sweden	54,325	10,285,538	—	10,339,863
Switzerland	—	20,764,490	—	20,764,490
Taiwan	8,808,076	5,468,103	—	14,276,179
Thailand	159,920	—	—	159,920
Turkey	—	809,224	—	809,224
United Arab Emirates	—	339,986	—	339,986
United States	4,779,934	430,208	—	5,210,142
Total Common Stocks	80,527,719	225,197,550	—	305,725,269
Exchange-Traded Fund	208,816,240	—	—	208,816,240
Rights	—	—	—	—
Preferred Stocks*	—	2,097,648	—	2,097,648
Money Market Fund	9,803,818	—	—	9,803,818
Total Investments in Securities	$299,147,777	$227,295,198	$—	$526,442,975
Other Financial Instruments
Foreign Currency Contracts	$—	$48	$—	$48
Liabilities:
Other Financial Instruments
Foreign Currency Contracts	$—	$(322)	$—	$(322)

* See Schedule of Investments for additional detailed categorizations.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND

Investments	Principal Amount	Value
CORPORATE BONDS - 28.6%
BASIC MATERIALS - 1.0%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. L.P., Senior Note, 3.30%, 5/1/23 (a)	$101,989	$107,992
CNAC HK Finbridge Co., Ltd., 3.50%, 7/19/22 (b)	340,000	343,216
Domtar Corp., 6.75%, 2/15/44	202,000	255,767
Ecolab, Inc., Senior Note, 2.38%, 8/10/22	170,000	175,235
Georgia-Pacific LLC, 0.95%, 5/15/26 (a)	235,000	236,099
Huntsman International LLC, 4.50%, 5/1/29	187,000	215,357
International Paper Co., Senior Bond, 4.35%, 8/15/48	1,000,000	1,307,454
Inversiones CMPC S.A., 4.38%, 4/4/27 (a)	500,000	568,130
LYB International Finance III LLC, 3.80%, 10/1/60	84,000	90,268
LYB International Finance III LLC, 4.20%, 5/1/50	330,000	383,904
Newmont Corp., 2.25%, 10/1/30	1,475,000	1,551,448
Nutrition & Biosciences, Inc., 1.83%, 10/15/27 (a)	1,000,000	1,030,219
Nutrition & Biosciences, Inc., 3.27%, 11/15/40 (a)	375,000	402,406
Reliance Steel & Aluminum Co., 2.15%, 8/15/30	82,000	84,201
SASOL Financing USA LLC, 5.88%, 3/27/24	200,000	212,300
Southern Copper Corp., Senior Bond, 5.25%, 11/8/42	100,000	133,870
Steel Dynamics, Inc., 2.40%, 6/15/25	500,000	531,328
Westlake Chemical Corp., 3.38%, 6/15/30	189,000	207,785
Total Basic Materials		7,836,979

COMMUNICATIONS - 1.9%
Amazon.com, Inc., 4.80%, 12/5/34	71,000	97,352
AT&T, Inc., 3.50%, 9/15/53 (a)	1,640,000	1,633,748
AT&T, Inc., 3.55%, 9/15/55 (a)	41,000	40,782
AT&T, Inc., 3.65%, 9/15/59 (a)	28,000	28,082
AT&T, Inc., 3.80%, 12/1/57 (a)	175,000	181,755
AT&T, Inc., 4.30%, 2/15/30	25,000	29,863
AT&T, Inc., 4.85%, 7/15/45	292,000	359,149
AT&T, Inc., Senior Bond, 4.50%, 5/15/35	113,000	137,021
AT&T, Inc., Senior Bond, 4.75%, 5/15/46	259,000	320,739
AT&T, Inc., Senior Bond, 4.90%, 8/15/37	159,000	199,158
CenturyLink, Inc., 4.00%, 2/15/27 (a)	185,000	191,013
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.70%, 4/1/51	268,000	277,813
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	336,000	400,910
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 5.38%, 4/1/38	27,000	33,718
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 5.38%, 5/1/47	400,000	498,504
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 6.38%, 10/23/35	574,000	785,875
Comcast Corp., 2.45%, 8/15/52	126,000	122,475
Comcast Corp., 3.30%, 2/1/27	146,000	164,834
Comcast Corp., 3.75%, 4/1/40	63,000	75,697
Comcast Corp., 3.90%, 3/1/38	60,000	73,330
Comcast Corp., 4.00%, 3/1/48	600,000	753,729
Comcast Corp., 4.15%, 10/15/28	260,000	312,844
Comcast Corp., 4.25%, 10/15/30	90,000	110,762
Comcast Corp., 4.60%, 10/15/38	98,000	128,973
Corning, Inc., 5.45%, 11/15/79	255,000	349,307
Cox Communications, Inc., 3.50%, 8/15/27 (a)	600,000	678,051
Cox Communications, Inc., Senior Bond, 4.60%, 8/15/47 (a)	150,000	193,672
CSC Holdings LLC, 5.50%, 4/15/27 (a)	250,000	265,000
CSC Holdings LLC, 6.75%, 11/15/21	275,000	287,375
Discovery Communications LLC, 4.00%, 9/15/55 (a)	608,000	679,246
Discovery Communications LLC, 5.20%, 9/20/47	197,000	256,230
Discovery Communications LLC, 5.30%, 5/15/49	74,000	97,480
Level 3 Financing, Inc., 3.40%, 3/1/27 (a)	500,000	544,310
Sprint Corp., 7.88%, 9/15/23	275,000	318,395
T-Mobile USA, Inc., 2.25%, 11/15/31 (a)	218,000	223,742
T-Mobile USA, Inc., 3.00%, 2/15/41 (a)	457,000	473,781
T-Mobile USA, Inc., 3.30%, 2/15/51 (a)	65,000	66,874

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
COMMUNICATIONS (continued)
T-Mobile USA, Inc., 3.60%, 11/15/60 (a)	$92,000	$97,653
T-Mobile USA, Inc., 4.00%, 4/15/22	275,000	283,594
T-Mobile USA, Inc., 4.38%, 4/15/40 (a)	475,000	579,676
Telefonica Emisiones S.A., 5.21%, 3/8/47	270,000	348,079
Time Warner Cable LLC, 6.55%, 5/1/37	6,000	8,228
Verizon Communications, Inc., 1.50%, 9/18/30	238,000	234,225
Verizon Communications, Inc., 2.99%, 10/30/56 (a)	196,000	196,881
Verizon Communications, Inc., 3.00%, 11/20/60	144,000	144,666
Verizon Communications, Inc., Senior Bond, 4.27%, 1/15/36	63,000	78,050
Verizon Communications, Inc., Senior Bond, 4.40%, 11/1/34	65,000	81,059
Verizon Communications, Inc., Senior Bond, 4.86%, 8/21/46	400,000	539,720
ViacomCBS, Inc., 4.38%, 3/15/43	566,000	667,700
ViacomCBS, Inc., Senior Bond, 5.85%, 9/1/43	125,000	173,639
Walt Disney Co. (The), 2.75%, 9/1/49	187,000	197,460
Total Communications		15,022,219

CONSUMER, CYCLICAL - 1.5%
Advance Auto Parts, Inc., 1.75%, 10/1/27	103,000	104,561
Advance Auto Parts, Inc., 3.90%, 4/15/30	136,000	156,312
AutoNation, Inc., 4.75%, 6/1/30	89,000	107,043
AutoZone, Inc., 1.65%, 1/15/31	460,000	456,778
AutoZone, Inc., 3.75%, 4/18/29	360,000	414,968
Dana Financing Luxembourg Sarl, 6.50%, 6/1/26 (a)	75,000	78,469
Dana, Inc., 5.38%, 11/15/27	75,000	79,500
Delta Air Lines 2020-1 Class A Pass Through Trust, Series 2020-A, 2.50%, 6/10/28	572,892	543,963
Delta Air Lines 2020-1 Class AA Pass Through Trust, Series 2020-AA, 2.00%, 6/10/28	485,052	483,830
Delta Air Lines Pass Through Trust, Series 2015-1A, 3.88%, 7/30/27	436,893	447,520
Delta Air Lines Pass Through Trust, Series 2019-1A, 3.40%, 4/25/24	150,000	147,652
Ford Motor Credit Co. LLC, 3.35%, 11/1/22	675,000	686,812
General Motors Co., Senior Bond, 6.25%, 10/2/43	205,000	276,172
Genuine Parts Co., 1.88%, 11/1/30	116,000	115,045
Home Depot, Inc. (The), 2.50%, 4/15/27	475,000	521,050
Home Depot, Inc. (The), 2.70%, 4/15/30	475,000	529,868
Hyundai Capital America, 3.40%, 6/20/24 (a)	175,000	186,556
Kohl's Corp., 5.55%, 7/17/45	308,000	331,347
L Brands, Inc., 5.63%, 10/15/23	75,000	80,813
Lowe's Cos., Inc., 3.00%, 10/15/50	1,250,000	1,332,511
Marriott International, Inc., Series GG, 3.50%, 10/15/32	530,000	579,526
McDonald's Corp., 3.63%, 9/1/49	74,000	86,684
McDonald's Corp., 4.20%, 4/1/50	79,000	101,382
Nissan Motor Acceptance Corp., Senior Note, 2.65%, 7/13/22 (a)	9,000	9,210
PACCAR Financial Corp., 0.80%, 6/8/23	104,000	105,107
Ross Stores, Inc., 1.88%, 4/15/31	171,000	171,575
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/1/25	200,000	205,500
Starbucks Corp., Senior Note, 2.45%, 6/15/26	500,000	539,743
Target Corp., 2.25%, 4/15/25	800,000	857,770
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, 3/1/24 (a)	150,000	161,062
Toyota Motor Credit Corp., 2.15%, 2/13/30	1,075,000	1,154,263
Volkswagen Group of America Finance LLC, 4.00%, 11/12/21 (a)	215,000	221,560
William Carter Co. (The), 5.63%, 3/15/27 (a)	250,000	263,125
Total Consumer, Cyclical		11,537,277

CONSUMER, NON-CYCLICAL - 4.7%
AbbVie, Inc., 4.05%, 11/21/39	44,000	53,086
AbbVie, Inc., 4.25%, 11/21/49	766,000	960,081
AbbVie, Inc., 4.55%, 3/15/35	380,000	480,244
AbbVie, Inc., 4.75%, 3/15/45	150,000	195,728
AbbVie, Inc., Senior Bond, 4.50%, 5/14/35	200,000	251,107
Allina Health System, 3.89%, 4/15/49	90,000	102,096
AmerisourceBergen Corp., Senior Bond, 4.30%, 12/15/47	100,000	123,068
Amgen, Inc., 2.20%, 2/21/27	585,000	626,930
Amgen, Inc., 3.15%, 2/21/40	407,000	447,417

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
CONSUMER, NON-CYCLICAL (continued)
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	$275,000	$357,897
Anheuser-Busch InBev Worldwide, Inc., 4.38%, 4/15/38	110,000	136,037
Anheuser-Busch InBev Worldwide, Inc., 4.60%, 4/15/48	206,000	260,249
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/39	200,000	270,024
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/49	355,000	503,852
Ascension Health, 2.53%, 11/15/29	630,000	689,873
Ascension Health, 3.11%, 11/15/39	120,000	133,451
BAT Capital Corp., 2.73%, 3/25/31	620,000	641,788
Bayer US Finance II LLC, 3.50%, 6/25/21 (a)	200,000	202,430
Bristol-Myers Squibb Co., 0.75%, 11/13/25	183,000	184,210
Bristol-Myers Squibb Co., 3.90%, 2/20/28	400,000	473,402
Bristol-Myers Squibb Co., 4.13%, 6/15/39	40,000	50,946
Bristol-Myers Squibb Co., 4.25%, 10/26/49	145,000	196,046
Bristol-Myers Squibb Co., 4.63%, 5/15/44	146,000	198,741
Bristol-Myers Squibb Co., 5.00%, 8/15/45	85,000	122,915
Bush Foundation, 2.75%, 10/1/50	300,000	317,391
Cardinal Health, Inc., Senior Bond, 4.60%, 3/15/43	150,000	177,072
Cigna Corp., 2.40%, 3/15/30	1,125,000	1,198,855
Cigna Corp., 4.38%, 10/15/28	190,000	229,550
Conagra Brands, Inc., 7.00%, 10/1/28	131,000	176,546
CVS Health Corp., 4.25%, 4/1/50	63,000	78,668
CVS Health Corp., 5.13%, 7/20/45	390,000	524,299
CVS Health Corp., Senior Bond, 4.78%, 3/25/38	88,000	111,044
CVS Health Corp., Senior Bond, 5.05%, 3/25/48	172,000	232,746
Duke University Health System, Inc., Senior Bond, 3.92%, 6/1/47	70,000	85,871
ERAC USA Finance LLC, 4.20%, 11/1/46 (a)	325,000	406,182
Ford Foundation (The), 2.82%, 6/1/70	1,121,000	1,197,088
General Mills, Inc., 2.88%, 4/15/30	400,000	443,280
Gilead Sciences, Inc., 1.20%, 10/1/27	1,550,000	1,560,007
Gilead Sciences, Inc., 2.60%, 10/1/40	1,075,000	1,083,714
Gilead Sciences, Inc., 2.80%, 10/1/50	1,000,000	990,709
GlaxoSmithKline Capital, Inc., 3.38%, 5/15/23	125,000	134,106
HCA, Inc., 5.38%, 2/1/25	25,000	28,113
HCA, Inc., 5.88%, 2/1/29	125,000	150,625
Kimberly-Clark Corp., 2.88%, 2/7/50	450,000	506,039
Kimberly-Clark Corp., Senior Note, 3.95%, 11/1/28	400,000	479,234
Kraft Heinz Foods Co., 4.88%, 10/1/49 (a)	195,000	227,132
Mars, Inc., 2.38%, 7/16/40 (a)	85,000	86,925
Mars, Inc., 3.95%, 4/1/49 (a)	205,000	260,762
Massachusetts Institute of Technology, 3.89%, 7/1/2116	75,000	94,800
Massachusetts Institute of Technology, 4.68%, 7/1/2114	150,000	227,794
MEDNAX, Inc., 5.25%, 12/1/23 (a)	200,000	202,460
Mylan, Inc., 3.13%, 1/15/23 (a)	480,000	503,807
Mylan, Inc., 5.20%, 4/15/48	275,000	361,780
NBM US Holdings, Inc., 6.63%, 8/6/29 (a)	800,000	918,000
Nestle Holdings, Inc., 3.50%, 9/24/25 (a)	247,000	277,336
Orlando Health Obligated Group, 4.09%, 10/1/48	50,000	61,552
PepsiCo, Inc., 2.25%, 3/19/25	147,000	157,272
PepsiCo, Inc., 2.88%, 10/15/49	1,120,000	1,252,089
Pernod Ricard International Finance LLC, 2.75%, 10/1/50 (a)	151,000	149,429
President & Fellows of Harvard College, 5.63%, 10/1/38	515,000	756,592
President & Fellows of Harvard College, 3.62%, 10/1/37	50,000	59,983
President & Fellows of Harvard College, 6.50%, 1/15/39 (a)	105,000	169,761
Procter & Gamble Co. (The), 1.20%, 10/29/30	1,150,000	1,150,831
Procter & Gamble Co. (The), 2.80%, 3/25/27	450,000	501,162
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/1/29	110,000	117,640
Shire Acquisitions Investments Ireland DAC, 2.88%, 9/23/23	450,000	477,162
Smithfield Foods, Inc., 4.25%, 2/1/27 (a)	89,000	98,833

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
CONSUMER, NON-CYCLICAL (continued)
Smithfield Foods, Inc., 5.20%, 4/1/29 (a)	$110,000	$130,905
Sutter Health, 4.09%, 8/15/48	125,000	151,061
Sysco Corp., 2.40%, 2/15/30	126,000	131,042
Sysco Corp., 5.95%, 4/1/30	41,000	53,850
Sysco Corp., 6.60%, 4/1/40	119,000	173,861
Sysco Corp., 6.60%, 4/1/50	79,000	121,486
Takeda Pharmaceutical Co., Ltd., 2.05%, 3/31/30	1,000,000	1,022,582
Trustees of Boston College, 3.13%, 7/1/52	169,000	187,378
Trustees of Princeton University (The), 2.52%, 7/1/50	90,000	94,153
Trustees of Princeton University (The), 5.70%, 3/1/39	495,000	751,458
Tyson Foods, Inc., 5.10%, 9/28/48	310,000	445,552
Unilever Capital Corp., 1.38%, 9/14/30	1,175,000	1,179,538
Unilever Capital Corp., 2.00%, 7/28/26	1,000,000	1,066,160
Unilever Capital Corp., 2.13%, 9/6/29	675,000	722,621
United Rentals North America, Inc., 5.25%, 1/15/30	70,000	77,700
United Rentals North America, Inc., 5.50%, 5/15/27	375,000	401,719
UnitedHealth Group, Inc., 1.25%, 1/15/26	179,000	184,429
UnitedHealth Group, Inc., Senior Note, 3.75%, 7/15/25	266,000	303,002
UnitedHealth Group, Inc., Senior Note, 3.85%, 6/15/28	610,000	724,956
University of Chicago (The), 0, 2.76%, 4/1/45	100,000	103,956
Vector Group Ltd., 6.13%, 2/1/25 (a)	225,000	228,773
Viatris, Inc., 3.85%, 6/22/40 (a)	250,000	281,789
Viatris, Inc., 4.00%, 6/22/50 (a)	266,000	304,222
Wisconsin Alumni Research Foundation, 3.56%, 10/1/49	1,300,000	1,409,646
Total Consumer, Non-cyclical		36,137,698

ENERGY - 2.5%
Antero Resources Corp., 5.00%, 3/1/25	200,000	190,000
BP Capital Markets America, Inc., 2.77%, 11/10/50	215,000	212,303
BP Capital Markets America, Inc., 3.54%, 4/6/27	342,000	389,073
Canadian Natural Resources Ltd., Senior Bond, 6.25%, 3/15/38	200,000	268,268
Cenovus Energy, Inc., Senior Bond, 5.25%, 6/15/37	205,000	231,827
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29	146,000	162,458
Chevron Corp., 1.55%, 5/11/25	273,000	283,547
Chevron USA, Inc., 1.02%, 8/12/27	94,000	93,889
Colonial Enterprises, Inc., 3.25%, 5/15/30 (a)	565,000	638,696
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 8/15/26 (a)	67,000	76,098
Concho Resources, Inc., 4.30%, 8/15/28	90,000	106,356
Continental Resources, Inc., 3.80%, 6/1/24	775,000	798,250
Diamondback Energy, Inc., 2.88%, 12/1/24	675,000	709,402
Diamondback Energy, Inc., 3.50%, 12/1/29	155,000	165,506
Ecopetrol S.A., Senior Note, 4.13%, 1/16/25	200,000	217,502
Enable Midstream Partners L.P., Senior Note, 4.95%, 5/15/28	123,000	127,107
Energy Transfer Operating L.P., 4.90%, 3/15/35	172,000	189,198
Energy Transfer Operating L.P., 4.95%, 6/15/28	115,000	132,496
Energy Transfer Operating L.P., 5.00%, 5/15/50	505,000	546,024
Energy Transfer Operating L.P., 5.30%, 4/15/47	110,000	122,400
Energy Transfer Operating L.P., 6.13%, 12/15/45	192,000	227,458
EnLink Midstream Partners L.P., Senior Bond, 5.05%, 4/1/45	6,000	4,770
Enterprise Products Operating LLC, 3.70%, 1/31/51	141,000	154,931
Enterprise Products Operating LLC, 4.25%, 2/15/48	105,000	122,910
Enterprise Products Operating LLC, 4.85%, 8/15/42	200,000	248,375
Enterprise Products Operating LLC, Series E, 5.25%, 8/16/77 (5.25% fixed rate until 8/16/27; 3.03% + 3 month USD LIBOR thereafter)(c)	110,000	111,484
EOG Resources, Inc., 4.95%, 4/15/50	143,000	193,503
EQT Corp., 7.88%, 2/1/25	425,000	483,969
Gray Oak Pipeline LLC, 2.00%, 9/15/23 (a)	198,000	201,067
Gray Oak Pipeline LLC, 3.45%, 10/15/27 (a)	119,000	124,246
Halliburton Co., 2.92%, 3/1/30	80,000	84,272
Halliburton Co., 4.75%, 8/1/43	72,000	81,246
Hanwha Energy USA Holdings Corp., 2.38%, 7/30/22 (a)	1,000,000	1,027,933
Hess Corp., 6.00%, 1/15/40	210,000	259,127
Kinder Morgan, Inc., 5.05%, 2/15/46	123,000	150,527

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
ENERGY (continued)
Magellan Midstream Partners L.P., 3.25%, 6/1/30	$430,000	$482,672
Marathon Oil Corp., 6.80%, 3/15/32	111,000	136,637
Marathon Oil Corp., Senior Bond, 6.60%, 10/1/37	167,000	206,083
MPLX L.P., Senior Bond, 4.70%, 4/15/48	150,000	177,604
MPLX L.P., Senior Bond, 5.50%, 2/15/49	85,000	111,756
Murray Energy Corp., Secured Note, 12.00%, 4/15/24 (d)	180,991	18
Noble Energy, Inc., 4.20%, 10/15/49	74,000	95,832
Noble Energy, Inc., 5.05%, 11/15/44	50,000	70,183
Noble Energy, Inc., 5.25%, 11/15/43	182,000	260,872
Noble Holding International Ltd., 7.88%, 2/1/26 (d)	75,000	30,000
ONEOK, Inc., 3.10%, 3/15/30	679,000	722,953
ONEOK, Inc., 4.45%, 9/1/49	350,000	367,552
ONEOK, Inc., 4.50%, 3/15/50	250,000	261,729
ONEOK, Inc., 4.95%, 7/13/47	150,000	167,344
ONEOK, Inc., 6.35%, 1/15/31	1,000,000	1,281,467
ONEOK, Inc., 7.15%, 1/15/51	57,000	78,756
Ovintiv, Inc., Senior Bond, 7.38%, 11/1/31	231,000	274,033
Petroleos Mexicanos, 5.50%, 1/21/21	30,000	30,075
Petroleos Mexicanos, 6.38%, 2/4/21	100,000	100,450
Petroleos Mexicanos, 6.50%, 3/13/27	200,000	210,638
Petroleos Mexicanos, 6.75%, 9/21/47	400,000	375,000
Phillips 66, 2.15%, 12/15/30	146,000	148,129
Plains All American Pipeline L.P./PAA Finance Corp., 4.70%, 6/15/44	420,000	434,914
Sabine Pass Liquefaction LLC, 4.50%, 5/15/30 (a)	98,000	116,100
Sanchez Energy Corp, 7.75%, 6/15/21	150,000	750
Sanchez Energy Corp., 6.13%, 1/15/23	100,000	500
Schlumberger Holdings Corp., 4.00%, 12/21/25 (a)	151,000	171,547
SESI LLC, 7.13%, 12/15/21(d)(e)	25,000	8,081
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 12/31/30 (a)	175,000	180,523
Topaz Solar Farms LLC, 4.88%, 9/30/39 (a)	364,204	396,116
Transcontinental Gas Pipe Line Co. LLC, 3.95%, 5/15/50	230,000	259,696
Valero Energy Corp., 2.15%, 9/15/27	90,000	91,920
Valero Energy Corp., 2.85%, 4/15/25	195,000	207,643
Valero Energy Corp., 4.00%, 4/1/29	45,000	50,602
Valero Energy Corp., (3 month USD LIBOR + 1.150%), 1.37%, 9/15/23 (c)	1,000,000	1,002,549
Valero Energy Partners L.P., 4.38%, 12/15/26	183,000	211,767
Valero Energy Partners L.P., Senior Note, 4.50%, 3/15/28	350,000	401,907
Western Midstream Operating L.P., 4.00%, 7/1/22	450,000	462,375
Western Midstream Operating L.P., 5.30%, 3/1/48	10,000	9,910
Williams Cos., Inc. (The), 5.75%, 6/24/44	236,000	305,438
Williams Cos., Inc. (The), Senior Bond, 4.90%, 1/15/45	200,000	235,819
Total Energy		19,274,158

FINANCIAL - 10.2%
AIA Group Ltd., 3.38%, 4/7/30 (a)	800,000	896,245
American Express Co., 3.40%, 2/22/24	104,000	112,948
American Express Co., Senior Note, 4.20%, 11/6/25	81,000	94,039
American International Group, Inc., Senior Bond, 3.88%, 1/15/35	9,000	10,791
Ameriprise Financial, Inc., 3.00%, 3/22/22	133,000	137,341
Bank of America Corp., 1.49%, 5/19/24 (SOFR + 1.460%)(c)	318,000	325,419
Bank of America Corp., 2.46%, 10/22/25 (2.46% fixed rate until 10/22/24; 0.87% + 3 month USD LIBOR thereafter)(c)	982,000	1,046,657
Bank of America Corp., 3.19%, 7/23/30 (3.19% fixed rate until 7/23/29; 1.18% + 3 month USD LIBOR thereafter)(c)	45,000	50,406
Bank of America Corp., 3.71%, 4/24/28 (3.71% fixed rate until 4/24/27; 1.51% + 3 month USD LIBOR thereafter)(c)	162,000	184,361
Bank of America Corp., 4.45%, 3/3/26	1,525,000	1,777,210
Bank of America Corp., (3 month USD LIBOR + 2.664%), 4.30%, 1/28/25 (e)	475,000	489,754
Bank of America Corp., (3 month USD LIBOR + 3.150%), 4.08%, 3/20/51 (c)	38,000	47,911
Bank of America Corp., (SOFR + 0.910%), 0.98%, 9/25/25 (c)	1,000,000	1,010,701

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
FINANCIAL (continued)
Bank of America Corp., (SOFR + 1.530%), 1.90%, 7/23/31 (c)	$133,000	$134,298
Bank of America Corp., Senior Bond, 3.82%, 1/20/28 (3.82% fixed rate until 1/20/27; 1.58% + 3 month USD LIBOR thereafter)(c)	2,225,000	2,554,683
Bank of America Corp., Senior Bond, 3.97%, 3/5/29 (3.97% fixed rate until 3/5/28; 1.07% + 3 month USD LIBOR thereafter)(c)	610,000	710,642
Bank of America Corp., Series JJ, 5.13%, 6/20/24 (5.13% fixed rate until 6/20/24; 3.29% + 3 month USD LIBOR thereafter)(e)	290,000	306,647
Bank of America Corp., Subordinated Note, Series L, 4.18%, 11/25/27	406,000	470,875
Bank of New York Mellon Corp. (The), Subordinated Bond, 3.30%, 8/23/29	500,000	569,532
BankUnited, Inc., 4.88%, 11/17/25	492,000	565,907
BankUnited, Inc., 5.13%, 6/11/30	129,000	150,810
Berkshire Hathaway Finance Corp., 2.85%, 10/15/50	82,000	87,755
Boston Properties L.P., 3.25%, 1/30/31	1,000,000	1,101,896
Brandywine Operating Partnership L.P., 3.95%, 2/15/23	500,000	520,737
Brighthouse Financial, Inc., 5.63%, 5/15/30	156,000	192,485
Brighthouse Financial, Inc., Senior Bond, 4.70%, 6/22/47	57,000	60,119
Brixmor Operating Partnership L.P., 3.65%, 6/15/24	500,000	542,885
Brixmor Operating Partnership L.P., 4.05%, 7/1/30	625,000	716,986
Brixmor Operating Partnership L.P., Senior Note, 3.90%, 3/15/27	500,000	556,381
Charles Schwab Corp. (The), Series H, (1 year CMT + 3.079%), 4.00%, 12/1/30 (e)	1,000,000	1,052,500
Citigroup, Inc., 1.68%, 5/15/24 (SOFR + 1.667%)(c)	1,000,000	1,030,047
Citigroup, Inc., 4.65%, 7/23/48	70,000	96,320
Citigroup, Inc., 4.70%, 1/30/25 (SOFR + 3.234%)(e)	55,000	56,517
Citigroup, Inc., 5.88%, 2/22/33	131,000	176,440
Citigroup, Inc., (SOFR + 0.686%), 0.78%, 10/30/24 (c)	1,000,000	1,006,413
Citigroup, Inc., (SOFR + 1.146%), 2.67%, 1/29/31 (c)	136,000	145,822
Citigroup, Inc., Senior Bond, 3.67%, 7/24/28 (3.67% fixed rate until 7/24/27; 1.39% + 3 month USD LIBOR thereafter)(c)	63,000	71,395
Citigroup, Inc., Senior Bond, 4.08%, 4/23/29 (4.08% fixed rate until 4/23/28; 1.19% + 3 month USD LIBOR thereafter)(c)	700,000	820,668
Citigroup, Inc., Series U, 5.00%, 9/12/24 (SOFR + 3.813%)(e)	225,000	233,859
Citigroup, Inc., Subordinated Bond, 4.75%, 5/18/46	82,000	109,339
Citigroup, Inc., Subordinated Bond, 6.00%, 10/31/33	222,000	304,758
Citigroup, Inc., Subordinated Note, 4.45%, 9/29/27	1,549,000	1,826,276
Citizens Financial Group, Inc., 2.64%, 9/30/32 (a)	167,000	176,555
Citizens Financial Group, Inc., 3.25%, 4/30/30	1,200,000	1,354,785
CNA Financial Corp., 3.95%, 5/15/24	365,000	403,478
Columbia Property Trust Operating Partnership L.P., 4.15%, 4/1/25	299,000	315,280
Danske Bank A/S, Senior Note, 3.88%, 9/12/23 (a)	200,000	215,490
Drawbridge Special Opportunities Fund L.P./Drawbridge Special Opportunities Fin, Senior Note, 5.00%, 8/1/21 (a)	1,200,000	1,211,543
Empower Finance 2020 L.P., 1.36%, 9/17/27 (a)	1,125,000	1,132,954
Empower Finance 2020 L.P., 1.78%, 3/17/31 (a)	1,000,000	1,025,102
Equinix, Inc., 1.80%, 7/15/27	1,000,000	1,028,963
Equitable Financial Life Global Funding, 1.40%, 8/27/27 (a)	725,000	729,152
Equitable Holdings, Inc., 5.00%, 4/20/48	1,000,000	1,315,058
Equitable Holdings, Inc., Series B, (5 year CMT + 4.736%), 4.95%, 9/15/25 (e)	910,000	968,013
ESH Hospitality, Inc., 5.25%, 5/1/25 (a)	350,000	358,750
Federal Realty Investment Trust, 1.25%, 2/15/26	1,330,000	1,354,095
First Horizon Bank, 5.75%, 5/1/30	250,000	290,937

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
FINANCIAL (continued)
First Niagara Financial Group, Inc., Subordinated Note, 7.25%, 12/15/21	$79,000	$84,045
Five Corners Funding Trust, Senior Note, 4.42%, 11/15/23 (a)	600,000	665,485
Five Corners Funding Trust II, 2.85%, 5/15/30 (a)	1,325,000	1,464,941
FS KKR Capital Corp., 4.13%, 2/1/25	1,550,000	1,613,683
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	761,000	907,448
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 4/15/26	150,000	172,151
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	286,000	321,068
Goldman Sachs Group, Inc. (The), 3.69%, 6/5/28 (3.69% fixed rate until 6/5/27; 1.51% + 3 month USD LIBOR thereafter)(c)	925,000	1,066,245
Goldman Sachs Group, Inc. (The), 3.80%, 3/15/30	132,000	155,239
Goldman Sachs Group, Inc. (The), (3 month USD LIBOR + 1.158%), 3.81%, 4/23/29 (c)	105,000	121,609
Goldman Sachs Group, Inc. (The), Senior Bond, 4.22%, 5/1/29 (4.22% fixed rate until 5/1/28; 1.30% + 3 month USD LIBOR thereafter)(c)	410,000	486,201
Goldman Sachs Group, Inc. (The), Subordinated Bond, 6.75%, 10/1/37	293,000	447,844
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 9/15/30 (a)	1,000,000	1,037,500
HNA 2015 LLC, 2.37%, 9/18/27	363,129	383,801
Host Hotels & Resorts L.P., Series H, 3.38%, 12/15/29	67,000	68,877
Host Hotels & Resorts L.P., Series I, 3.50%, 9/15/30	83,000	87,397
HSBC Holdings PLC, Senior Bond, 4.58%, 6/19/29 (4.58% fixed rate until 6/19/28; 1.53% + 3 month USD LIBOR thereafter)(c)	200,000	236,509
HSBC Holdings PLC, Senior Note, 3.03%, 11/22/23 (3.03% fixed rate until 11/22/22; 0.92% + 3 month USD LIBOR thereafter)(c)	500,000	525,458
JPMorgan Chase & Co., 2.01%, 3/13/26 (SOFR + 1.585%)(c)	455,000	477,835
JPMorgan Chase & Co., 2.96%, 5/13/31 (SOFR + 2.515%)(c)	51,000	55,908
JPMorgan Chase & Co., 3.11%, 4/22/51 (SOFR + 2.440%)(c)	59,000	65,565
JPMorgan Chase & Co., 3.62%, 4/1/31 (SOFR + 3.120%)(c)	71,000	82,449
JPMorgan Chase & Co., 4.00%, 4/1/25 (SOFR + 2.745%)(e)	975,000	990,844
JPMorgan Chase & Co., 4.60%, 2/1/25 (SOFR + 3.125%)(e)	165,000	170,363
JPMorgan Chase & Co., (3 month USD LIBOR + 0.945%), 3.51%, 1/23/29 (c)	51,000	58,160
JPMorgan Chase & Co., (3 month USD LIBOR + 1.337%), 3.78%, 2/1/28 (c)	1,525,000	1,753,087
JPMorgan Chase & Co., (SOFR + 0.600%), 0.65%, 9/16/24 (c)	179,000	179,935
JPMorgan Chase & Co., (SOFR + 1.510%), 2.53%, 11/19/41 (c)	575,000	591,009
JPMorgan Chase & Co., Junior Subordinated Bond, Series U, 6.13%, 4/30/24 (6.13% fixed rate until 4/30/24; 3.33% + 3 month USD LIBOR thereafter)(e)	201,000	219,090
JPMorgan Chase & Co., Senior Bond, 4.01%, 4/23/29 (4.01% fixed rate until 4/23/28; 1.12% + 3 month USD LIBOR thereafter)(c)	1,240,000	1,455,185
KeyBank NA, Subordinated Note, 3.40%, 5/20/26	500,000	562,032
Landwirtschaftliche Rentenbank, 0.88%, 9/3/30	1,000,000	983,028
Liberty Mutual Group, Inc., 3.95%, 5/15/60 (a)	85,000	101,245
Liberty Mutual Group, Inc., 3.95%, 10/15/50 (a)	120,000	143,443
Liberty Mutual Group, Inc., 4.57%, 2/1/29 (a)	700,000	859,719
Low Income Investment Fund, 3.39%, 7/1/26	1,000,000	1,065,436
Macquarie Group Ltd., Senior Bond, 3.76%, 11/28/28 (3.76% fixed rate until 11/28/27; 1.37% + 3 month USD LIBOR thereafter)(g)	4,000	4,438
Manufacturers & Traders Trust Co., Subordinated Note, 3.40%, 8/17/27	500,000	565,068
Mastercard, Inc., 2.00%, 3/3/25	169,000	179,299

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
FINANCIAL (continued)
Morgan Stanley, 3.63%, 1/20/27	$419,000	$480,748
Morgan Stanley, 3.95%, 4/23/27	950,000	1,098,325
Morgan Stanley, 4.43%, 1/23/30 (4.43% fixed rate until 1/23/29; 1.63% + 3 month USD LIBOR thereafter)(c)	440,000	536,169
Morgan Stanley, (SOFR + 0.720%), 0.99%, 12/10/26 (c)	1,000,000	1,007,121
Morgan Stanley, Senior Bond, 3.77%, 1/24/29 (3.77% fixed rate until 1/24/28; 1.14% + 3 month USD LIBOR thereafter)(c)	1,155,000	1,338,416
Morgan Stanley, Subordinated Note, 5.00%, 11/24/25	33,000	39,460
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 3/15/31	225,000	232,313
New York Community Bancorp, Inc., Subordinated Note, 5.90%, 11/6/28 (5.90% fixed rate until 11/6/23; 2.78% + 3 month USD LIBOR thereafter)(c)	231,000	239,751
Nuveen Finance LLC, 4.13%, 11/1/24 (a)	400,000	450,738
Ohio National Financial Services, Inc., 5.55%, 1/24/30 (a)	200,000	208,994
Omega Healthcare Investors, Inc., 3.38%, 2/1/31	115,000	120,801
Owl Rock Capital Corp., 5.25%, 4/15/24	955,000	1,033,419
People's United Bank NA, Subordinated Note, 4.00%, 7/15/24	500,000	539,185
PNC Bank NA, Senior Note, 3.10%, 10/25/27	500,000	559,922
Principal Life Global Funding II, 0.50%, 1/8/24 (a)	131,000	131,265
Progressive Corp. (The), Senior Bond, 3.70%, 1/26/45	500,000	606,401
Prudential Financial, Inc., 1.50%, 3/10/26	1,329,000	1,378,611
Prudential Financial, Inc., 5.70%, 9/15/48 (5.70% fixed rate until 9/15/28; 2.67% + 3 month USD LIBOR thereafter)(c)	57,000	65,767
Prudential Financial, Inc., Junior Subordinated Bond, 5.63%, 6/15/43 (5.63% fixed rate until 6/15/23; 3.92% + 3 month USD LIBOR thereafter)(c)	153,000	164,063
Realty Income Corp., 3.25%, 1/15/31	285,000	322,900
Regency Centers L.P., 3.75%, 6/15/24	500,000	533,822
Regions Financial Corp., Subordinated Bond, 7.38%, 12/10/37	237,000	361,249
Reinvestment Fund, Inc. (The), 3.88%, 2/15/27	500,000	523,370
Rexford Industrial Realty L.P., 2.13%, 12/1/30	61,000	61,045
SBA Tower Trust, 1.88%, 1/15/26 (a)	1,460,000	1,502,627
Signature Bank, 4.00%, 10/15/30 (c)	250,000	253,781
Simon Property Group L.P., 3.25%, 9/13/49	101,000	103,254
State Street Corp., Senior Note, 2.65%, 5/19/26	500,000	549,952
SVB Financial Group, 3.13%, 6/5/30	1,000,000	1,125,335
SVB Financial Group, Senior Note, 3.50%, 1/29/25	500,000	544,866
Synchrony Financial, 4.50%, 7/23/25	533,000	599,626
Teachers Insurance & Annuity Association of America, 3.30%, 5/15/50 (a)	210,000	228,418
Truist Bank, (5 year CMT + 1.150%), 2.64%, 9/17/29 (c)	257,000	271,899
Truist Financial Corp., Senior Note, 4.00%, 5/1/25	248,000	280,774
Unum Group, 4.50%, 3/15/25	59,000	66,814
USAA Capital Corp., 2.13%, 5/1/30 (a)	1,000,000	1,050,913
VEREIT Operating Partnership L.P., 2.85%, 12/15/32	622,000	649,963
Visa, Inc., 0.75%, 8/15/27	52,000	51,828
Visa, Inc., 1.90%, 4/15/27	1,000,000	1,063,988
Voya Financial, Inc., 4.70%, 1/23/48 (4.70% fixed rate until 1/23/28; 2.08% + 3 month USD LIBOR thereafter)(c)	91,000	94,549
Wells Fargo & Co., 3.07%, 4/30/41 (SOFR + 2.530%)(c)	845,000	919,218
Wells Fargo & Co., 4.30%, 7/22/27	641,000	750,739
Wells Fargo & Co., 5.95%, 12/15/36	57,000	76,351
Wells Fargo & Co., (3 month USD LIBOR + 1.000%), 2.57%, 2/11/31 (c)	670,000	708,693
Wells Fargo & Co., (3 month USD LIBOR + 4.240%), 5.01%, 4/4/51 (c)	92,000	130,681
Welltower, Inc., 2.75%, 1/15/31	5,000	5,332
Willis North America, Inc., 3.88%, 9/15/49	30,000	36,514

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
FINANCIAL (continued)
WR Berkley Corp., 4.00%, 5/12/50	$160,000	$194,832
Zions Bancorp NA, 3.25%, 10/29/29	271,000	285,373
Total Financial		78,225,744

INDUSTRIAL - 1.3%
AECOM, 5.13%, 3/15/27	200,000	222,566
Amsted Industries, Inc., 5.63%, 7/1/27 (a)	200,000	212,500
Arrow Electronics, Inc., 4.00%, 4/1/25	61,000	67,083
Boeing Co. (The), 3.75%, 2/1/50	525,000	551,131
Carrier Global Corp., 2.70%, 2/15/31	63,000	67,649
Carrier Global Corp., 2.72%, 2/15/30	78,000	83,272
Carrier Global Corp., 3.38%, 4/5/40	187,000	204,025
Caterpillar Financial Services Corp., 0.65%, 7/7/23	213,000	214,770
Caterpillar Financial Services Corp., 1.10%, 9/14/27	157,000	158,555
CNH Industrial Capital LLC, 1.88%, 1/15/26	142,000	148,675
CNH Industrial Capital LLC, 4.20%, 1/15/24	480,000	526,453
Emerson Electric Co., 0.88%, 10/15/26	133,000	133,829
GATX Corp., 4.00%, 6/30/30	103,000	121,662
General Electric Co., 4.35%, 5/1/50	57,000	69,202
Honeywell International, Inc., 0.48%, 8/19/22	105,000	105,167
Huntington Ingalls Industries, Inc., Series WI, 4.20%, 5/1/30	127,000	150,347
Illinois Tool Works, Inc., 3.50%, 3/1/24	106,000	115,319
John Deere Capital Corp., Senior Note, 3.65%, 10/12/23	74,000	80,782
Kansas City Southern, 2.88%, 11/15/29	88,000	95,343
Kansas City Southern, 4.30%, 5/15/43	663,000	778,611
Kansas City Southern, 4.70%, 5/1/48	50,000	62,845
Kirby Corp., Senior Note, 4.20%, 3/1/28	126,000	139,694
Masco Corp., 2.00%, 10/1/30	150,000	152,631
Nature Conservancy (The), 1.29%, 2/1/24 (3 month USD LIBOR + 1.08%)(c)	520,000	519,687
Otis Worldwide Corp., 3.11%, 2/15/40	1,000,000	1,086,570
Owens Corning, 4.30%, 7/15/47	262,000	314,410
Penske Truck Leasing Co. L.P./PTL Finance Corp., 3.35%, 11/1/29 (a)	32,000	34,818
Penske Truck Leasing Co. L.P./PTL Finance Corp., 3.40%, 11/15/26 (a)	198,000	220,099
Penske Truck Leasing Co. L.P./PTL Finance Corp., 4.20%, 4/1/27 (a)	95,000	109,262
Penske Truck Leasing Co. L.P./PTL Finance Corp., Senior Note, 4.13%, 8/1/23 (a)	330,000	358,657
Rockwell Automation, Inc., Senior Note, 2.88%, 3/1/25	600,000	650,412
Sonoco Products Co., 3.13%, 5/1/30	142,000	157,727
Standard Industries, Inc., 4.38%, 7/15/30 (a)	175,000	187,203
Standard Industries, Inc., Senior Note, 4.75%, 1/15/28 (a)	125,000	131,562
Stanley Black & Decker, Inc., 3.40%, 3/1/26	104,000	117,739
Stanley Black & Decker, Inc., (5 year CMT + 2.657%), 4.00%, 3/15/60 (c)	211,000	224,574
Trimble, Inc., 4.75%, 12/1/24	17,000	19,427
Trimble, Inc., Senior Note, 4.15%, 6/15/23	250,000	270,790
Union Pacific Corp., 2.97%, 9/16/62 (a)	225,000	234,483
United Parcel Service, Inc., 3.90%, 4/1/25	92,000	103,921
Xylem, Inc., 1.95%, 1/30/28	475,000	500,627
Xylem, Inc., 2.25%, 1/30/31	250,000	263,141
Total Industrial		9,967,220

TECHNOLOGY - 1.0%
Apple, Inc., 2.05%, 9/11/26	109,000	116,526
Apple, Inc., Senior Bond, 3.85%, 8/4/46	325,000	417,238
Apple, Inc., Senior Note, 2.85%, 2/23/23	1,000,000	1,050,079
Apple, Inc., Senior Note, 3.00%, 6/20/27	500,000	559,884
Broadcom, Inc., 3.15%, 11/15/25	1,055,000	1,151,126
Broadcom, Inc., 3.46%, 9/15/26	123,000	136,442
Broadcom, Inc., 4.11%, 9/15/28	289,000	330,613
Broadcom, Inc., 4.15%, 11/15/30	108,000	124,844
Broadcom, Inc., 5.00%, 4/15/30	65,000	78,976
CDW LLC/CDW Finance Corp., 5.50%, 12/1/24	350,000	391,297
Dell International LLC/EMC Corp., Senior Secured Bond, 8.10%, 7/15/36 (a)	147,000	217,186
Hewlett Packard Enterprise Co., 1.75%, 4/1/26	320,000	331,626

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
TECHNOLOGY (continued)
Hewlett Packard Enterprise Co., Senior Bond, 6.20%, 10/15/35	$102,000	$131,525
IBM Credit LLC, Senior Note, 3.00%, 2/6/23	712,000	753,962
Leidos, Inc., 2.30%, 2/15/31 (a)	95,000	96,729
Leidos, Inc., 4.38%, 5/15/30 (a)	40,000	47,898
Microsoft Corp., 2.68%, 6/1/60	56,000	60,541
Microsoft Corp., Senior Bond, 3.95%, 8/8/56	269,000	368,641
NVIDIA Corp., 3.70%, 4/1/60	111,000	142,307
Oracle Corp., 2.50%, 4/1/25	312,000	334,994
Texas Instruments, Inc., 3.88%, 3/15/39	525,000	653,775
Total Technology		7,496,209

UTILITIES - 4.5%
AEP Texas, Inc., Series G, 4.15%, 5/1/49	69,000	85,275
AEP Transmission Co. LLC, 4.25%, 9/15/48	425,000	559,336
AES Corp. (The), 1.38%, 1/15/26 (a)	1,175,000	1,185,212
AES Corp. (The), 2.45%, 1/15/31 (a)	1,375,000	1,392,743
Alabama Power Co., 3.75%, 3/1/45	170,000	205,325
Alabama Power Co., Senior Bond, Series A, 4.30%, 7/15/48	125,000	166,863
Alexander Funding Trust, 1.84%, 11/15/23 (a)	555,000	561,030
Alliant Energy Finance LLC, 3.75%, 6/15/23 (a)	300,000	321,408
American Electric Power Co., Inc., Senior Note, 3.20%, 11/13/27	121,000	135,471
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.88%, 8/20/26	225,000	253,125
Appalachian Power Co., 3.70%, 5/1/50	143,000	171,671
Atmos Energy Corp., 3.38%, 9/15/49	320,000	371,661
Avangrid, Inc., 3.20%, 4/15/25	336,000	367,762
Brooklyn Union Gas Co. (The), 4.49%, 3/4/49 (a)	1,000,000	1,322,182
Bruce Mansfield Unit, 8.88%, 8/1/23	100,000	50
CMS Energy Corp., (5 year CMT + 4.116%), 4.75%, 6/1/50 (c)	98,000	110,345
Commonwealth Edison Co., 3.70%, 8/15/28	820,000	966,772
Connecticut Light & Power Co. (The), 4.00%, 4/1/48	605,000	782,048
Consolidated Edison Co. of New York, Inc., 0, 3.95%, 4/1/50	32,000	38,928
Dominion Energy South Carolina, Inc., 5.10%, 6/1/65	152,000	239,017
Dominion Energy, Inc., 3.07%, 8/15/24	850,000	917,459
Dominion Energy, Inc., Junior Subordinated Bond, 5.75%, 10/1/54 (5.75% fixed rate until 10/1/24; 3.06% + 3 month USD LIBOR thereafter)(c)	59,000	65,731
Dominion Energy, Inc., Senior Note, 4.25%, 6/1/28	270,000	323,718
DTE Electric Co., 3.95%, 3/1/49	1,283,000	1,661,266
Duke Energy Florida LLC, 2.50%, 12/1/29	1,000,000	1,091,028
Duke Energy Florida LLC, 3.80%, 7/15/28	550,000	645,295
Duke Energy Florida LLC, 4.20%, 7/15/48	50,000	64,225
East Ohio Gas Co. (The), 2.00%, 6/15/30 (a)	875,000	906,326
Electricite de France S.A., Senior Note, 3.63%, 10/13/25 (a)	1,000,000	1,120,783
Emera US Finance L.P., 3.55%, 6/15/26	400,000	449,439
Emera US Finance L.P., 4.75%, 6/15/46	146,000	186,417
Entergy Louisiana LLC, 4.20%, 9/1/48	310,000	403,017
Entergy Texas, Inc., 4.50%, 3/30/39	312,000	393,438
Essential Utilities, Inc., 3.35%, 4/15/50	82,000	90,774
Exelon Corp., 4.70%, 4/15/50	120,000	159,296
FirstEnergy Corp., Senior Bond, Series C, 7.38%, 11/15/31	205,000	292,165
Florida Power & Light Co., 2.85%, 4/1/25	950,000	1,033,643
Interstate Power & Light Co., 3.50%, 9/30/49	90,000	103,276
Israel Electric Corp. Ltd., Senior Secured Note, 6.88%, 6/21/23 (a)	400,000	453,928
Kentucky Utilities Co., 3.30%, 6/1/50	59,000	66,671
Liberty Utilities Finance GP 1, 2.05%, 9/15/30 (a)	86,000	86,395
MidAmerican Energy Co., 3.10%, 5/1/27	624,000	699,247
MidAmerican Energy Co., 3.65%, 4/15/29	1,000,000	1,187,179
National Fuel Gas Co., 5.50%, 1/15/26	1,225,000	1,412,665
National Rural Utilities Cooperative Finance Corp., 1.35%, 3/15/31	173,000	170,611
National Rural Utilities Cooperative Finance Corp., 2.85%, 1/27/25	470,000	510,724

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
UTILITIES (continued)
NextEra Energy Operating Partners L.P., 4.25%, 7/15/24 (a)	$575,000	$615,250
NorthWestern Corp., 4.18%, 11/15/44	500,000	602,234
NSTAR Electric Co., 3.95%, 4/1/30	145,000	175,767
Oklahoma Gas & Electric Co., 3.25%, 4/1/30	725,000	824,936
Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28	720,000	845,756
Pacific Gas and Electric Co., 3.95%, 12/1/47	107,000	110,553
Pacific Gas and Electric Co., 4.30%, 3/15/45	116,000	123,435
PacifiCorp, 4.13%, 1/15/49	135,000	173,274
Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28 (a)	425,000	448,375
PECO Energy Co., 3.00%, 9/15/49	106,000	116,702
PPL Capital Funding, Inc., 5.00%, 3/15/44	215,000	277,172
PPL Electric Utilities Corp., 4.15%, 6/15/48	85,000	109,247
PSEG Power LLC, 3.85%, 6/1/23	1,110,000	1,194,177
Public Service Co. of Colorado, 2.70%, 1/15/51	229,000	244,646
Public Service Co. of Colorado, 3.70%, 6/15/28	110,000	128,218
Public Service Co. of Colorado, 4.10%, 6/15/48	205,000	265,884
Public Service Electric & Gas Co., 2.70%, 5/1/50	420,000	443,090
Sempra Energy, Senior Bond, 3.80%, 2/1/38	500,000	578,439
Southern California Edison Co., 3.65%, 2/1/50	8,000	9,070
Southern California Edison Co., Series C, 4.13%, 3/1/48	110,000	131,016
Southern California Gas Co., Series VV, 4.30%, 1/15/49	75,000	98,340
Southern Power Co., Senior Note, 4.15%, 12/1/25	500,000	573,392
Southwest Gas Corp., 2.20%, 6/15/30	675,000	711,840
Southwestern Public Service Co., 3.75%, 6/15/49	360,000	437,886
Star Energy Geothermal Wayang Windu Ltd., Senior Secured Bond, 6.75%, 4/24/33 (a)	453,500	512,625
Tucson Electric Power Co., 1.50%, 8/1/30	525,000	519,594
Union Electric Co., 2.95%, 6/15/27	136,000	150,149
Vistra Operations Co. LLC, 3.55%, 7/15/24 (a)	305,000	330,243
Vistra Operations Co. LLC, 5.00%, 7/31/27 (a)	100,000	106,000
Total Utilities		34,588,250

TOTAL CORPORATE BONDS (Cost: $202,728,427)		220,085,754

U.S. GOVERNMENT AGENCIES - 18.0%
Federal Home Loan Mortgage Corp., 0.25%, 8/24/23	1,050,000	1,051,588
Federal Home Loan Mortgage Corp., 2.00%, 1/1/32	185,851	195,166
Federal Home Loan Mortgage Corp., 2.50%, 2/1/28	138,785	145,854
Federal Home Loan Mortgage Corp., 2.50%, 6/1/28	124,056	131,202
Federal Home Loan Mortgage Corp., 3.00%, 1/1/32	265,223	286,755
Federal Home Loan Mortgage Corp., 3.00%, 12/1/37	515,806	540,195
Federal Home Loan Mortgage Corp., 3.00%, 1/1/43	745,634	799,009
Federal Home Loan Mortgage Corp., 3.00%, 8/1/45	404,094	425,659
Federal Home Loan Mortgage Corp., 3.00%, 9/1/46	97,710	102,740
Federal Home Loan Mortgage Corp., 3.00%, 1/1/47	1,691,362	1,784,780
Federal Home Loan Mortgage Corp., 3.00%, 4/1/47	503,217	528,299
Federal Home Loan Mortgage Corp., 3.50%, 11/1/28	341,553	372,228
Federal Home Loan Mortgage Corp., 3.50%, 10/1/41	130,556	140,600
Federal Home Loan Mortgage Corp., 3.50%, 10/1/42	557,230	605,992
Federal Home Loan Mortgage Corp., 3.50%, 7/1/43	257,985	280,403
Federal Home Loan Mortgage Corp., 3.50%, 1/1/45	349,408	378,446
Federal Home Loan Mortgage Corp., 3.50%, 7/1/45	268,088	286,978
Federal Home Loan Mortgage Corp., 3.50%, 8/1/46	773,709	845,113
Federal Home Loan Mortgage Corp., 3.50%, 1/1/47	285,239	311,873
Federal Home Loan Mortgage Corp., 3.50%, 11/1/47	262,511	278,725
Federal Home Loan Mortgage Corp., 3.50%, 3/1/48	3,101,183	3,388,462
Federal Home Loan Mortgage Corp., 4.00%, 3/1/41	152,176	165,929
Federal Home Loan Mortgage Corp., 4.00%, 6/1/42	307,463	338,896
Federal Home Loan Mortgage Corp., 4.00%, 6/1/42	7,720	8,412
Federal Home Loan Mortgage Corp., 4.00%, 10/1/47	131,019	144,490
Federal Home Loan Mortgage Corp., 4.00%, 3/1/48	463,166	510,645
Federal Home Loan Mortgage Corp., 4.00%, 6/1/48	1,487,337	1,622,669

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mortgage Corp., 4.00%, 7/1/48	$75,159	$82,598
Federal Home Loan Mortgage Corp., 4.00%, 7/1/48	3,703,836	4,069,514
Federal Home Loan Mortgage Corp., 4.50%, 6/1/47	524,318	569,771
Federal Home Loan Mortgage Corp., 4.50%, 6/1/47	42,412	47,438
Federal Home Loan Mortgage Corp., 4.50%, 7/1/47	113,170	122,982
Federal Home Loan Mortgage Corp., 4.50%, 7/1/47	120,789	132,415
Federal Home Loan Mortgage Corp., 4.50%, 2/1/48	281,680	307,546
Federal Home Loan Mortgage Corp., 4.50%, 8/1/48	250,262	278,139
Federal Home Loan Mortgage Corp., 5.00%, 2/1/42	178,284	207,046
Federal National Mortgage Association, 0.63%, 4/22/25	1,000,000	1,011,552
Federal National Mortgage Association, 0.88%, 8/5/30	1,615,000	1,585,187
Federal National Mortgage Association, 1.50%, 1/1/51 (f)	1,000,000	1,010,194
Federal National Mortgage Association, 1.63%, 1/7/25	770,000	811,252
Federal National Mortgage Association, 2.00%, 11/1/35	1	1
Federal National Mortgage Association, 2.00%, 1/1/36 (f)	3,000,000	3,135,959
Federal National Mortgage Association, 2.00%, 1/1/51	992,000	1,032,050
Federal National Mortgage Association, 2.00%, 1/1/51 (f)	11,000,000	11,424,947
Federal National Mortgage Association, 2.00%, 2/1/51 (f)	8,500,000	8,812,762
Federal National Mortgage Association, 2.50%, 4/1/31	622,947	664,405
Federal National Mortgage Association, 2.50%, 5/1/43	324,571	347,352
Federal National Mortgage Association, 2.50%, 8/1/46	890,785	941,743
Federal National Mortgage Association, 2.50%, 9/1/46	69,849	74,014
Federal National Mortgage Association, 2.50%, 10/1/46	199,222	210,322
Federal National Mortgage Association, 2.50%, 10/1/50	492,032	519,049
Federal National Mortgage Association, 2.50%, 11/1/50	499,326	526,743
Federal National Mortgage Association, 2.50%, 1/1/51 (f)	10,000,000	10,539,831
Federal National Mortgage Association, 2.50%, 2/1/51 (f)	1,000,000	1,052,147
Federal National Mortgage Association, 2.63%, 9/6/24	1,000,000	1,087,390
Federal National Mortgage Association, 3.00%, 5/1/30	212,382	227,372
Federal National Mortgage Association, 3.00%, 5/1/32	684,383	733,357
Federal National Mortgage Association, 3.00%, 10/1/32	625,496	656,534
Federal National Mortgage Association, 3.00%, 5/1/40	476,404	501,526
Federal National Mortgage Association, 3.00%, 5/1/43	634,713	675,084
Federal National Mortgage Association, 3.00%, 9/1/46	200,134	215,876
Federal National Mortgage Association, 3.00%, 11/1/46	292,597	314,695
Federal National Mortgage Association, 3.00%, 11/1/46	2,279,075	2,406,475
Federal National Mortgage Association, 3.00%, 1/1/47	413,625	432,979
Federal National Mortgage Association, 3.00%, 2/1/47	1,928,811	2,053,886
Federal National Mortgage Association, 3.00%, 2/25/47	581,471	614,774
Federal National Mortgage Association, 3.00%, 11/1/47	44,385	45,778
Federal National Mortgage Association, 3.00%, 7/1/50	6,205,418	6,721,930
Federal National Mortgage Association, 3.00%, 2/1/51 (f)	1,000,000	1,048,510
Federal National Mortgage Association, 3.50%, 12/1/30	60,196	64,561
Federal National Mortgage Association, 3.50%, 5/1/40	169,398	179,903
Federal National Mortgage Association, 3.50%, 1/1/41	370,613	401,805
Federal National Mortgage Association, 3.50%, 8/1/42	289,583	312,696
Federal National Mortgage Association, 3.50%, 11/1/42	444,371	482,980
Federal National Mortgage Association, 3.50%, 8/1/43	161,600	175,757
Federal National Mortgage Association, 3.50%, 12/1/45	600,569	647,485
Federal National Mortgage Association, 3.50%, 12/1/45	364,254	389,930
Federal National Mortgage Association, 3.50%, 8/1/46	299,217	327,100
Federal National Mortgage Association, 3.50%, 12/1/46	176,236	191,460
Federal National Mortgage Association, 3.50%, 12/1/46	173,921	185,552
Federal National Mortgage Association, 3.50%, 1/1/47	218,893	233,126
Federal National Mortgage Association, 3.50%, 4/1/47	644,684	688,601
Federal National Mortgage Association, 3.50%, 8/1/47	14,411	15,386
Federal National Mortgage Association, 3.50%, 9/1/47	323,134	342,898
Federal National Mortgage Association, 3.50%, 11/1/47	7,952	8,687
Federal National Mortgage Association, 3.50%, 11/1/47	100,441	106,611
Federal National Mortgage Association, 3.50%, 2/1/48	446,337	473,571
Federal National Mortgage Association, 3.50%, 3/1/48	3,426,656	3,630,607

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mortgage Association, 3.50%, 4/1/48	$453,602	$480,600
Federal National Mortgage Association, 3.50%, 6/1/48	287,909	311,162
Federal National Mortgage Association, 3.50%, 11/1/48	500,279	528,983
Federal National Mortgage Association, 4.00%, 9/1/40	238,842	260,202
Federal National Mortgage Association, 4.00%, 3/1/41	436,856	479,390
Federal National Mortgage Association, 4.00%, 9/1/42	53,716	58,715
Federal National Mortgage Association, 4.00%, 1/1/44	13,353	14,745
Federal National Mortgage Association, 4.00%, 1/1/45	20,936	22,909
Federal National Mortgage Association, 4.00%, 6/1/45	6,607	7,272
Federal National Mortgage Association, 4.00%, 12/1/45	16,867	18,614
Federal National Mortgage Association, 4.00%, 12/1/45	498,464	543,591
Federal National Mortgage Association, 4.00%, 7/1/46	644,865	696,450
Federal National Mortgage Association, 4.00%, 3/1/47	255,844	280,272
Federal National Mortgage Association, 4.00%, 9/1/47	924,337	991,990
Federal National Mortgage Association, 4.00%, 9/1/47	38,981	41,925
Federal National Mortgage Association, 4.00%, 10/1/47	262,059	280,148
Federal National Mortgage Association, 4.00%, 12/1/47	86,374	95,256
Federal National Mortgage Association, 4.00%, 12/1/47	455,075	488,800
Federal National Mortgage Association, 4.00%, 1/1/48	498,457	530,580
Federal National Mortgage Association, 4.00%, 2/1/48	185,570	198,669
Federal National Mortgage Association, 4.00%, 4/1/48	963,152	1,030,870
Federal National Mortgage Association, 4.50%, 9/1/40	265,406	296,899
Federal National Mortgage Association, 4.50%, 2/1/41	463,031	519,743
Federal National Mortgage Association, 4.50%, 9/1/42	5,206	5,782
Federal National Mortgage Association, 4.50%, 12/1/43	24,596	27,487
Federal National Mortgage Association, 4.50%, 7/1/46	219,776	241,055
Federal National Mortgage Association, 4.50%, 11/1/47	76,691	85,232
Federal National Mortgage Association, 4.50%, 1/1/48	218,405	242,730
Federal National Mortgage Association, 4.50%, 2/1/48	38,147	42,403
Federal National Mortgage Association, 4.50%, 3/1/48	184,820	200,950
Federal National Mortgage Association, 4.50%, 3/1/48	164,504	182,783
Federal National Mortgage Association, 4.50%, 5/1/48	164,581	183,088
Federal National Mortgage Association, 4.50%, 5/1/48	119,590	133,037
Federal National Mortgage Association, 5.00%, 9/1/40	222,415	258,588
Federal National Mortgage Association, 5.00%, 2/1/41	124,577	144,836
Federal National Mortgage Association, 5.00%, 7/1/44	332,355	382,063
Federal National Mortgage Association, 5.00%, 5/1/48	114,328	127,439
Federal National Mortgage Association, 5.00%, 8/1/48	36,761	41,922
Federal National Mortgage Association, 5.50%, 2/1/42	78,095	90,323
Government National Mortgage Association, 2.00%, 12/20/50	500,000	523,157
Government National Mortgage Association, 2.00%, 1/1/51 (f)	4,000,000	4,182,339
Government National Mortgage Association, 2.50%, 12/20/46	165,328	176,003
Government National Mortgage Association, 2.50%, 10/20/50	2,301,401	2,455,120
Government National Mortgage Association, 2.50%, 1/1/51 (f)	6,000,000	6,350,394
Government National Mortgage Association, 2.50%, 2/1/51 (f)	1,500,000	1,584,552
Government National Mortgage Association, 3.00%, 12/20/42	320,909	343,751
Government National Mortgage Association, 3.00%, 12/20/45	121,507	129,348
Government National Mortgage Association, 3.00%, 9/20/46	194,431	207,181
Government National Mortgage Association, 3.00%, 10/20/46	399,012	425,187
Government National Mortgage Association, 3.00%, 2/20/47	429,325	456,979
Government National Mortgage Association, 3.00%, 4/20/47	292,096	311,170
Government National Mortgage Association, 3.00%, 12/20/47	147,069	155,415
Government National Mortgage Association, 3.00%, 1/20/48	308,400	326,853
Government National Mortgage Association, 3.00%, 9/20/49	284,079	297,128
Government National Mortgage Association, 3.00%, 12/20/49	558,891	584,588
Government National Mortgage Association, 3.00%, 4/15/50	724,687	755,143

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Government National Mortgage Association, 3.00%, 8/20/50	$555,387	$612,118
Government National Mortgage Association, 3.00%, 8/20/50	903,334	991,113
Government National Mortgage Association, 3.00%, 8/20/50	397,007	431,641
Government National Mortgage Association, 3.00%, 10/20/50	677,752	726,736
Government National Mortgage Association, 3.00%, 10/20/50	513,229	544,270
Government National Mortgage Association, 3.00%, 2/1/51 (f)	1,500,000	1,569,301
Government National Mortgage Association, 3.50%, 2/20/42	269,578	293,546
Government National Mortgage Association, 3.50%, 7/20/42	398,805	434,439
Government National Mortgage Association, 3.50%, 11/20/42	178,733	194,582
Government National Mortgage Association, 3.50%, 8/20/45	85,125	91,641
Government National Mortgage Association, 3.50%, 9/20/45	86,631	93,388
Government National Mortgage Association, 3.50%, 4/20/46	128,053	138,362
Government National Mortgage Association, 3.50%, 12/20/46	691,637	741,646
Government National Mortgage Association, 3.50%, 1/20/47	463,392	498,045
Government National Mortgage Association, 3.50%, 11/20/47	275,952	295,539
Government National Mortgage Association, 3.50%, 1/20/48	297,106	319,471
Government National Mortgage Association, 3.50%, 11/20/48	1,118,285	1,187,589
Government National Mortgage Association, 3.50%, 8/20/50	253,116	284,876
Government National Mortgage Association, 3.50%, 8/20/50	288,206	322,936
Government National Mortgage Association, 3.50%, 8/20/50	375,435	416,013
Government National Mortgage Association, 3.50%, 10/20/50	114,596	127,074
Government National Mortgage Association, 4.00%, 11/20/40	138,557	153,245
Government National Mortgage Association, 4.00%, 2/20/46	334,112	366,388
Government National Mortgage Association, 4.00%, 3/20/46	126,568	138,867
Government National Mortgage Association, 4.00%, 5/20/47	225,167	242,303
Government National Mortgage Association, 4.00%, 8/20/47	113,717	122,687
Government National Mortgage Association, 4.00%, 9/20/47	1,771,411	1,909,377
Government National Mortgage Association, 4.50%, 9/20/39	139,841	155,762
Government National Mortgage Association, 4.50%, 7/20/41	77,475	86,310
Government National Mortgage Association, 4.50%, 2/20/47	60,916	66,815
Government National Mortgage Association, 4.50%, 8/20/47	107,278	116,774
Government National Mortgage Association, 4.50%, 1/20/48	360,929	391,835
Government National Mortgage Association, 4.50%, 3/20/48	75,957	82,327
Government National Mortgage Association, 4.50%, 7/20/48	171,370	185,437
Government National Mortgage Association, 4.50%, 6/20/49	458,045	495,250
Government National Mortgage Association, 5.00%, 7/20/45	189,450	216,667
United States Department of Housing and Urban Development, 2.87%, 8/1/27	1,000,000	1,126,386
United States International Development Finance Corp., 1.05%, 10/15/29	980,230	992,477
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $135,606,502)		138,777,993

ASSET-BACKED SECURITIES - 14.2%
ABPCI Direct Lending Fund ABS I Ltd., Series 2020-1A, Class A, ABS, 3.20%, 12/20/30 (a)	1,620,000	1,620,792
ACC Trust, Series 2020-A, Class A, 6.00%, 3/20/23 (a)	358,459	370,137

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Adams Outdoor Advertising L.P., Series 2018-1, Class A, 4.81%, 11/15/48 (a)	$1,407,624	$1,484,281
Americredit Automobile Receivables Trust, Series 2018-2, Class C, 3.59%, 6/18/24	500,000	523,397
Americredit Automobile Receivables Trust, Series 2018-3, Class C, 3.74%, 10/18/24	500,000	526,618
Americredit Automobile Receivables Trust, Series 2019-1, Class B, 3.13%, 2/18/25	100,000	103,500
Americredit Automobile Receivables Trust, Series 2019-1, Class C, 3.36%, 2/18/25	100,000	105,304
Americredit Automobile Receivables Trust, Series 2019-2, Class C, 2.74%, 4/18/25	300,000	312,468
Americredit Automobile Receivables Trust, Series 2019-3, Class C, 2.32%, 7/18/25	500,000	517,997
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class B, 1.48%, 1/21/25	300,000	305,375
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class C, ABS, 1.06%, 8/18/26	200,000	200,841
Anchorage Capital CLO 9 Ltd., Series 2016-9A, Class AR, (3 month USD LIBOR + 1.370%), 1.61%, 7/15/32 (g)	1,000,000	1,000,918
Anchorage Capital CLO Ltd., Series 2019-11A, Class A, 1.61%, 7/22/32 (3 month USD LIBOR + 1.39%)(g)	2,000,000	2,002,462
Antares CLO 2020-1 Ltd., Series 2020-1A, Class B, (3 month USD LIBOR + 2.600%), 2.81%, 10/23/31 Zero Coupon,(g)	345,000	345,549
Apres Static CLO Ltd., Series 2019-1A, Class A1R, ABS, (3 month USD LIBOR + 1.070%), 0.00%, 10/15/28 (g)	1,500,000	1,495,969
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE5, Class M1, 1.05%, 8/25/34 (1 month USD LIBOR + 0.90%)(c)	22,812	22,167
Atlas Senior Loan Fund XI Ltd., Series 2018-11A, Class A1L, 1.32%, 7/26/31 (3 month USD LIBOR + 1.10%)(g)	1,000,000	992,500
Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class A, 4.00%, 3/20/25 (a)	200,000	216,698
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 3.45%, 3/20/23 (a)	300,000	307,916
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.35%, 9/22/25 (a)	400,000	427,090
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.36%, 3/20/26 (a)	500,000	521,312
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A, 2.33%, 8/20/26 (a)	300,000	309,601
Bain Capital Credit CLO Ltd., Series 2016-2A, Class CR, 2.79%, 1/15/29 (3 month USD LIBOR + 2.55%)(g)	660,000	656,346
Ballyrock CLO Ltd., Series 2016-1A, Class AR, 1.59%, 10/15/28 (3 month USD LIBOR + 1.35%)(g)	500,000	500,045
Barings CLO Ltd. 2020-II, 0.00%, 10/15/33 Zero Coupon, (-1x 3 month USD LIBOR + 1.29%)(g)	1,000,000	1,001,262
Battalion CLO VII Ltd., Series 2014-7A, Class A1RR, 1.26%, 7/17/28 (3 month USD LIBOR + 1.04%)(g)	1,140,421	1,140,419
Battalion CLO XI Ltd., Series 2017-11A, Class A, 1.47%, 10/24/29 (3 month USD LIBOR + 1.25%)(g)	500,000	500,033
Business Jet Securities 2020-1 LLC, Series 2020-1A, Class A, ABS, 2.98%, 11/15/35 (a)	194,158	196,781
Business Jet Securities LLC, Series 2018-2, Class B, 5.44%, 6/15/33 (a)	792,337	805,546
Capital Automotive REIT, Series 2014-1A, Class A, 3.66%, 10/15/44 (a)	923,642	926,202
CARS-DB4 L.P., Series 2020-1A, Class B1, 4.17%, 2/15/50 (a)	540,000	562,333
Catamaran CLO Ltd., Series 2014-1A, Class A1AR, 1.48%, 4/22/30 (3 month USD LIBOR + 1.26%)(g)	994,896	990,621
Cazenovia Creek Funding II LLC, Series 2018-1A, Class A, 3.56%, 7/15/30 (a)	322,576	323,942
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28%, 7/15/60 (a)	372,208	377,968

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
CFG Investments Ltd., Series 2019-1, Class A, 5.56%, 8/15/29 (a)	$450,000	$439,920
Chase Funding Loan Acquisition Trust, Series 2004-OPT1, 1.00%, 6/25/34 (1 month USD LIBOR +0.855%)(c)	47,005	45,833
CIFC Funding Ltd., Series 2014-5A, Class A1R2, 1.42%, 10/17/31 (3 month USD LIBOR + 1.20%)(g)	1,000,000	1,000,019
Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7, 3.96%, 10/13/30	600,000	724,337
Commonbond Student Loan Trust, Series 2018-CGS, Class A1, 3.87%, 2/25/46 (a)	84,818	87,499
Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.98%, 8/25/50 (a)	468,170	479,300
Credit Acceptance Auto Loan Trust 2020-3, Series 2020-3A, Class A, ABS, 1.24%, 10/15/29 (a)	1,395,000	1,410,486
CSMC Trust, Series 2006-CF2, Class M3, 0.80%, 5/25/36 (1 month USD LIBOR + 0.65%)(g)	21,602	21,611
CSMC Trust, Series 2018-RPL8, Class A1, 4.13%, 7/25/58 (g)	140,250	140,781
Dorchester Park CLO DAC, Series 2015-1A, Class AR, 1.12%, 4/20/28 (3 month USD LIBOR + 0.90%)(g)	907,705	906,180
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65%, 2/15/24	200,000	202,089
Elevation CLO Ltd., Series 2014-2A, Class A1R, 1.47%, 10/15/29 (3 month USD LIBOR + 1.23%)(g)	500,000	499,901
Ellington Loan Acquisition Trust, Series 2007-2, Class A2C, 1.25%, 5/25/37 (1 month USD LIBOR + 1.10%)(g)	17,618	17,596
FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 2/18/31 (a)	220,060	223,474
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19%, 7/15/31 (a)	500,000	549,433
Ford Credit Auto Owner Trust, Series 2019-1, Class A, 3.52%, 7/15/30 (a)	1,000,000	1,090,609
Ford Credit Auto Owner Trust, Series 2020-2, Class A, ABS, 1.06%, 4/15/33 (a)	1,100,000	1,110,537
Ford Credit Auto Owner Trust, Series 2020-REV1, 2.04%, 8/15/31 (a)	800,000	843,373
Ford Credit Auto Owner Trust 2020-B, Series 2020-B, Class A2, ABS, 0.50%, 2/15/23	1,893,497	1,895,541
Ford Credit Floorplan Master Owner Trust A, Series 2020-2, Class A, 1.06%, 9/15/27	600,000	608,675
FREED ABS TRUST, Series 2018-1, Class B, 4.56%, 7/18/24 (a)	160,602	160,823
Global SC Finance VII Srl, Series 2020-1A, Class A, 2.17%, 10/17/40 (a)	555,120	560,577
Global SC Finance VII Srl, Series 2020-2A, Class A, 2.26%, 11/19/40 (a)	294,723	297,899
Global SC Finance VII Srl, Series 2020-2A, Class B, 3.32%, 11/19/40 (a)	245,602	248,176
GM Financial Consumer Automobile Receivables Trust, Series 2018-4, Class C, 3.62%, 6/17/24	100,000	105,150
GMF Floorplan Owner Revolving Trust, Series 2019-2, Class A, 2.90%, 4/15/26 (a)	800,000	862,220
Golub Capital Partners ABS Funding 2020-1 Ltd., Series 2020-1A, Class A2, ABS, 3.21%, 1/22/29 (a)	800,000	800,375
Golub Capital Partners TALF 2020-2 LLC, Series 2020-2A, Class C, ABS, (3 month USD LIBOR + 3.650%), 3.82%, 2/5/30 (g)	650,000	650,419
Hercules Capital Funding Trust, Series 2018-1A, Class A, 4.61%, 11/22/27 (a)	1,330,262	1,342,187
HERO Funding Trust, Series 2016-1A, Class A, 4.05%, 9/20/41 (a)	569,941	595,826
HERO Funding Trust, Series 2016-3A, Class A1, 3.08%, 9/20/42 (a)	264,480	271,461
HERO Funding Trust, Series 2020-1A, Class A, 2.59%, 9/20/57 (a)	897,119	899,326
Home Equity Asset Trust, Series 2003-1, Class M1, 1.65%, 6/25/33 (1 month USD LIBOR + 1.50%)(c)	5,531	5,566
HPS Loan Management Ltd., Series 15A-19, Class A1, 1.54%, 7/22/32 (3 month USD LIBOR + 1.32%)(g)	500,000	500,279
Invitation Homes Trust, Series 2018-SFR3, Class A, (1 month USD LIBOR + 1.000%), 1.15%, 7/17/37 (g)	91,451	91,451

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
KKR Clo 32 Ltd., Series 32A, Class A1, ABS, (3 month USD LIBOR + 1.320%), 0.00%, 1/15/32 (g)	$1,500,000	$1,500,786
KREF Ltd., Series 2018-FL1, Class A, 1.25%, 6/15/36 (1 month USD LIBOR + 1.10%)(g)	800,000	798,623
Kubota Credit Owner Trust 2018-1, Series 2018-1A, Class A3, ABS, 3.10%, 8/15/22 (a)	1,697,553	1,715,831
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A2FX, 2.73%, 10/25/48 (a)	146,063	149,465
Legacy Mortgage Asset Trust, Series 2019-GS1, Class A1, 4.00%, 1/25/59 (a)	66,182	67,210
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75%, 1/25/59 (a)	74,233	74,429
Legacy Mortgage Asset Trust, Series 2019-GS4, Class A1, 3.44%, 5/25/59 (a)	166,358	167,139
Legacy Mortgage Asset Trust, Series 2019-SL1, Class A, 4.00%, 12/28/54 (g)	45,750	46,173
LIAS Administration Fee Issuer LLC, Series 2018-1A, Class A, 5.96%, 7/25/48	1,194,008	1,340,615
Loanpal Solar Loan 2021-1 Ltd., Series 2021-1GS, Class A, ABS, 2.29%, 1/20/48 (a)	1,000,000	1,005,840
MCA Fund Holding LLC, Series 2020-1, Class A, ABS, 3.25%, 11/15/35 (a)	738,271	738,449
MCA Fund II Holding LLC, Series 2017-1, Class A, 1.87%, 8/15/28 (3 month USD LIBOR + 1.65%)(g)	198,550	198,363
MelTel Land Funding LLC, Series 2019-1A, Class A, 3.77%, 4/15/49 (a)	535,154	556,754
Midocean Credit CLO IX, Series 2018-9A, Class A1, 1.37%, 7/20/31 (3 month USD LIBOR + 1.15%)(g)	500,000	497,683
MMAF Equipment Finance LLC, Series 2018-A, Class A5, 3.61%, 3/10/42 (a)	100,000	107,319
MMAF Equipment Finance LLC, Series 2019-A, Class A5, 3.08%, 11/12/41 (a)	300,000	322,002
MMAF Equipment Finance LLC, Series 2019-B, Class A5, 2.29%, 11/12/41 (a)	300,000	318,380
MMAF Equipment Finance LLC 2019-B, Series 2019-B, Class A2, ABS, 2.07%, 10/12/22 (a)	916,549	924,585
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE6, Class M1, 0.97%, 8/25/34 (1 month USD LIBOR + 0.83%)(c)	11,636	11,485
Mosaic Solar Loan Trust, Series 2020-1A, Class A, 2.10%, 4/20/46 (a)	892,743	911,183
Mosaic Solar Loan Trust 2020-2, 1.44%, 8/20/46 (a)	977,606	969,243
Mountain View CLO IX Ltd., Series 2015-9A, Class A1R, 1.36%, 7/15/31 (3 month USD LIBOR + 1.12%)(g)	1,000,000	995,048
Mountain View CLO LLC, Series 2017-2A, Class A, 1.44%, 1/16/31 (3 month USD LIBOR + 1.21%)(g)	260,000	258,960
NADG NNN Operating L.P., Series 2019-1, Class A, 3.37%, 12/28/49 (a)	388,050	398,110
Nassau CFO LLC, Series 2019-1, Class A, 3.98%, 8/15/34 (a)	1,192,947	1,214,177
Nationstar HECM Loan Trust 2020-1, Series 2020-1A, Class A1, 1.27%, 9/25/30 (g)	618,752	619,377
Navient Private Education Refi Loan Trust, Series 2018-CA, Class A2, 3.52%, 6/16/42 (a)	154,433	157,460
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.13%, 2/15/68 (a)	300,000	309,086
Navient Private Education Refi Loan Trust, Series 2019-EA, Class A2A, 2.64%, 5/15/68 (a)	300,000	309,242
Navient Private Education Refi Loan Trust, Series 2020-B, Class A2, 2.12%, 1/15/69 (a)	300,000	308,072
Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.69%, 5/15/69 (a)	318,416	324,447
Navient Student Loan Trust, Series 2018-EA, Class A2, 4.00%, 12/15/59 (a)	186,403	193,022
New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series 2020-APT1, Class AT1, ABS, 1.04%, 12/16/52 (a)	540,000	540,138
Newtek Small Business Loan Trust, Series 2018-1, Class A, 1.85%, 2/25/44 (1 month USD LIBOR + 1.70%)(g)	535,871	521,293

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Newtek Small Business Loan Trust, Series 2018-1, Class B, 3.15%, 2/25/44 (1 month USD LIBOR + 3.00%)(g)	$257,888	$235,439
NextGear Floorplan Master Owner Trust, Series 2018-2A, Class A2, ABS, 3.69%, 10/15/23 (a)	1,900,000	1,949,066
NRZ Advance Receivables Trust 2015-ON1, Series 2020-T2, Class AT2, 1.48%, 9/15/53 (a)	510,000	512,153
NRZ Advance Receivables Trust 2015-ON1, Series 2020-T3, Class AT3, ABS, 1.32%, 10/15/52 (a)	500,000	501,225
NXT Capital CLO 2020-1 LLC, Series 2020-1A, Class C, ABS, (3 month USD LIBOR + 3.350%), 0.00%, 1/20/31 (g)	1,620,000	1,619,976
Oaktree CLO Ltd., Series 2015-1A, Class A1R, 1.09%, 10/20/27 (3 month USD LIBOR + 0.87%)(g)	1,542,523	1,537,817
Ocean Trails CLO V, Series 2014-5A, Class ARR, (3 month USD LIBOR + 1.280%), 1.50%, 10/13/31 (g)	1,474,373	1,469,602
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A, 3.43%, 12/16/24 (a)	297,513	300,450
OneMain Direct Auto Receivables Trust, Series 2019-1A, Class A, 3.63%, 9/14/27 (a)	600,000	658,851
OneMain Financial Issuance Trust 2020-2, Series 2020-2A, Class A, 1.75%, 9/14/35 (a)	400,000	407,170
OneMain Financial Issuance Trust 2020-A, Series 2020-1A, Class A, 3.84%, 5/14/32 (a)	200,000	210,935
Oportun Funding IX LLC, Series 2018-B, Class A, 3.91%, 7/8/24 (a)	750,000	755,753
Oportun Funding IX LLC, Series 2018-B, Class B, 4.50%, 7/8/24 (a)	490,000	493,764
Oportun Funding X LLC, Series 2018-C, Class A, 4.10%, 10/8/24 (a)	200,000	203,219
Oportun Funding XII LLC, Series 2018-D, Class A, 4.15%, 12/9/24 (a)	100,000	101,742
Oscar US Funding X LLC, Series 2019-1A, Class A2, ABS, 3.10%, 4/11/22 (a)	653,250	654,935
Oxford Finance Funding LLC, Series 2019-1A, Class A2, 4.46%, 2/15/27 (a)	750,000	775,949
Oxford Finance Funding LLC, Series 2020-1A, Class A2, 3.10%, 2/15/28 (a)	800,000	818,804
OZLM XXIV Ltd., Series 2019-24A, Class A1A, 1.61%, 7/20/32 (3 month USD LIBOR + 1.39%)(g)	500,000	500,471
Palmer Square Loan Funding 2020-4 Ltd., Series 2020-4A, Class B, (3 month USD LIBOR + 2.300%), 2.44%, 11/25/28 Zero Coupon,(g)	730,000	730,185
Pawnee Equipment Receivables, Series 2020-1, Class A, 1.37%, 11/17/25 (a)	565,849	567,215
PFS Financing Corp., Series 2020-A, Class A, ABS, 1.27%, 6/15/25 (a)	2,000,000	2,027,834
ReadyCap Lending Small Business Loan Trust, Series 2019-2, Class A ( PRIME + 0.50%), 2.75%, 12/27/44 (g)	432,461	411,001
Regional Management Issuance Trust 2020-1, Series 2020-1, Class A, 2.34%, 10/15/30 (a)	320,000	322,766
Renew, Series 2018-1, Class A, 3.95%, 9/20/53 (a)	281,839	291,144
Republic FInance Issuance Trust, Series 2019-A, Class A, 3.43%, 11/22/27 (a)	920,000	934,289
Republic Finance Issuance Trust, Series 2020-A, Class B, ABS, 3.54%, 11/20/30 (a)	600,000	610,806
Rockford Tower CLO 2020-1 Ltd., Series 2020-1A, Class A, ABS, (3 month USD LIBOR + 1.280%), 0.00%, 1/20/32 (g)	1,250,000	1,250,393
Sabey Data Center Issuer LLC, Series 2020-1, Class A2, 3.81%, 4/20/45 (a)	740,000	788,264
Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.90%, 10/15/24	500,000	511,814
Santander Drive Auto Receivables Trust, Series 2019-3, Class B, 2.28%, 9/15/23	700,000	705,490
Santander Drive Auto Receivables Trust, Series 2019-3, Class C, 2.49%, 10/15/25	300,000	306,169
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12%, 1/15/26	400,000	403,190

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Series 2020-4, Class C, ABS, 1.01%, 1/15/26	$300,000	$301,307
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class A, 3.50%, 6/20/35 (a)	95,879	99,513
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A, 3.20%, 1/20/36 (a)	84,175	87,267
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class A, 2.59%, 5/20/36 (a)	198,380	205,051
Sixth Street CLO XVI Ltd., Series 2020-16A, Class A1A, ABS, (3 month USD LIBOR + 1.320%), 1.51%, 10/20/32 (g)	1,750,000	1,751,676
SoFi Consumer Loan Program Trust, Series 2020-1, Class 1A, 2.02%, 1/25/29 (a)	320,831	324,187
SoFi Professional Loan Program Trust, Series 2020-C, Class AFX, 1.95%, 2/15/46 (a)	331,868	338,990
Sofi Professional Loan Program LLC, Series 2019-A, Class A2FX, 3.69%, 6/15/48 (a)	400,000	416,898
Sofi Professional Loan Program LLC, Series 2019-C, Class A2FX, 2.37%, 11/16/48 (a)	287,483	298,639
SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX, 2.54%, 5/15/46 (a)	400,000	413,311
SolarCity FTE, Series 2016-A, Class A, 4.80%, 9/20/48 (a)	369,935	385,968
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, 1.29%, 1/26/31 (3 month USD LIBOR + 1.07%)(g)	250,000	248,591
Springleaf Funding Trust, Series 2017-AA, Class A, 2.68%, 7/15/30 (a)	365,712	366,418
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44 (a)	1,246,717	1,335,293
Store Master Funding I-VII, Series 2019-1, Class A1, 2.82%, 11/20/49 (a)	1,026,587	1,028,946
STWD Ltd., Series 2019-FL1, Class B, 1.76%, 7/15/38 (1 month USD LIBOR + 1.60%)(g)	470,000	466,636
STWD Ltd., Series 2019-FL1, Class C, 2.11%, 7/15/38 (1 month USD LIBOR + 1.95%)(g)	280,000	276,601
Summit Issuer LLC, Series 2020-1A, Class A2, ABS, 2.29%, 12/20/50 (a)	1,620,000	1,628,544
Sunrun Athena Issuer LLC, Series 2018-1, Class A, 5.31%, 4/30/49 (a)	237,936	267,378
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54 (a)	436,908	460,276
SWC Funding LLC, Series 2018-1A, Class A, 4.75%, 8/15/33 (a)	1,270,630	1,293,688
Taco Bell Funding LLC, Series 2016-1A, Class A2II, 4.38%, 5/25/46 (a)	482,500	485,231
Taco Bell Funding LLC, Series 2018-1A, Class A2I, 4.32%, 11/25/48 (a)	490,000	497,002
Tesla Auto Lease Trust, Series 2019-A, Class A3, 2.16%, 10/20/22 (a)	1,000,000	1,021,677
Tesla Auto Lease Trust, Series 2019-A, Class A4, 2.20%, 11/21/22 (a)	500,000	512,436
TH Msrissuer Trust, Series 2019-FT1, Class A, 2.95%, 6/25/24 (1 month USD LIBOR + 2.80%)(g)	450,000	434,890
TICP CLO IX Ltd., Series 2017-9A, Class A, 1.36%, 1/20/31 (3 month USD LIBOR + 1.14%)(g)	1,000,000	1,001,229
Towd Point Mortgage Trust 2020-4, Series 2020-4, Class A1, ABS, 1.75%, 10/25/60 (a)	245,211	250,767
Toyota Auto Loan Extended Note Trust, Series 2019-1A, Class A, 2.56%, 11/25/31 (a)	200,000	213,582
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 5/25/33 (a)	500,000	514,851
Trafigura Securitisation Finance PLC, Series 2018-1A, Class A2, 3.73%, 3/15/22 (a)	200,000	203,919
Trimaran Cavu Ltd., Series 2019-1A, Class A1, 1.68%, 7/20/32 (3 month USD LIBOR + 1.46%)(g)	500,000	501,007
Trinitas CLO VI Ltd., Series 2017-6A, Class AR, 1.39%, 7/25/29 (3 month USD LIBOR + 1.17%)(g)	1,250,000	1,241,753
Vantage Data Centers Issuer LLC, Series 2019-1A, Class A2, 3.19%, 7/15/44 (a)	833,731	872,539

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
VB-S1 Issuer LLC, Series 2020-1A, Class C2, 3.03%, 6/15/50 (a)	$700,000	$733,352
Vivint Solar Financing V LLC, Series 2018-1A, Class A, 4.73%, 4/30/48 (a)	239,972	262,846
Vivint Solar Financing V LLC, Series 2018-1A, Class B, 7.37%, 4/30/48 (a)	780,319	829,638
Wellfleet CLO Ltd., Series 2018-1A, Class A, 1.32%, 7/17/31 (3 month USD LIBOR + 1.10%)(g)	1,000,000	994,925
Wendy's Funding LLC, Series 2015-1A, Class A23, 4.50%, 6/15/45 (a)	473,750	480,681
Wendy's Funding LLC, Series 2019-1A, Class A2I, 3.78%, 6/15/49 (a)	482,500	511,223
World Omni Select Auto Trust, Series 2018-1A, Class B, 3.68%, 7/15/23 (a)	210,000	212,145
World Omni Select Auto Trust, Series 2018-1A, Class C, 3.86%, 1/15/25 (a)	300,000	306,491
World Omni Select Auto Trust, Series 2019-A, Class B, 2.17%, 12/15/25	400,000	410,992
World Omni Select Auto Trust, Series 2019-A, Class C, 2.38%, 12/15/25	100,000	103,396
York CLO-6 Ltd., Series 2019-1A, Class A1, 1.57%, 7/22/32 (3 month USD LIBOR + 1.35%)(g)	500,000	500,223
Zais CLO 9 Ltd., Series 2018-2A, Class A, 1.42%, 7/20/31 (3 month USD LIBOR + 1.20%)(g)	970,261	963,843
TOTAL ASSET-BACKED SECURITIES (Cost: $107,816,716)		109,577,005

COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.1%
Mortgage Trust, Series 2020-P1, Class A1, 2.84%, 4/15/25 (g)	846,562	862,258
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class A, 1.01%, 9/15/34 (1 month USD LIBOR + 0.85%)(g)	400,000	394,983
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class C, 4.36%, 9/15/48 (c)	500,000	441,929
BANK, Series 2018-BN15, Class A3, 4.14%, 11/15/61	575,000	673,622
BANK, Series 2019-BN23, Class AS, 3.20%, 12/15/52	500,000	559,376
BANK 2020-BNK28, Series 2020-BN28, Class A3, 1.58%, 3/15/63	1,200,000	1,203,553
BANK 2020-BNK29, Series 2020-BN29, Class A3, 1.74%, 11/15/53	500,000	507,786
Bellemeade Re Ltd., Series 2019-3A, Class M1A, 1.25%, 7/25/29 (1 month USD LIBOR + 1.10%)(g)	33,643	33,643
Bellemeade Re Ltd., Series 2019-3A, Class M1B, 1.75%, 7/25/29 (1 month USD LIBOR + 1.60%)(g)	150,000	150,119
Bellemeade Re Ltd., Series 2020-1A, Class M1A, CMO, (1 month USD LIBOR + 2.650%), 2.80%, 6/25/30 (g)	81,666	81,869
Bellemeade Re Ltd., Series 2020-1A, Class M1B, CMO, (1 month USD LIBOR + 3.400%), 3.55%, 6/25/30 (g)	150,000	151,540
Benchmark 2020-B19 Mortgage Trust, Series 2020-B19, Class A4, 1.55%, 9/15/53	1,200,000	1,201,310
Benchmark 2020-B20 Mortgage Trust, Series 2020-B20, Class A4, 1.75%, 10/15/53	1,300,000	1,325,291
Benchmark 2020-B21 Mortgage Trust, Series 2020-B21, Class A4, 1.70%, 12/17/53	500,000	506,707
Benchmark Mortgage Trust, 2018B4, Class A3, 3.89%, 7/15/51	500,000	540,813
Benchmark Mortgage Trust, Series 2019-B10, Class 3CCA, 3.90%, 3/15/62 (g)	250,000	264,004
Benchmark Mortgage Trust, Series 2019-B10, Class A3, 3.46%, 3/15/62	850,000	966,848
Benchmark Mortgage Trust, Series 2020-IG3, Class A2, 2.48%, 9/15/48 (a)	1,500,000	1,579,349
BX Commercial Mortgage Trust, Series 2020-BXLP, Class A, 0.96%, 12/15/36 (1 month USD LIBOR +0.800%)(g)	699,360	699,577
BXMT 2020-FL2 Ltd., Series 2020-FL2, Class A, (1 month USD LIBOR + 0.900%), 1.05%, 2/16/37 (g)	840,000	834,263
Cantor Commercial Real Estate Lending, Series 2019-CF3, Class A3, 2.75%, 1/15/53	800,000	876,213
CD Mortgage Trust, Series 2016-CD2, Class B, 3.88%, 11/10/49 (c)	500,000	536,628
CD Mortgage Trust, Series 2019-CD8, Class A3, 2.66%, 8/15/57	900,000	956,282

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Century Plaza Towers, Series 2019-CPT, Class A, 2.87%, 11/13/39 (a)	$250,000	$274,318
Century Plaza Towers, Series 2019-CPT, Class E, 3.00%, 11/13/39 (g)	488,000	477,216
CFCRE Commercial Mortgage Trust 2016-C7, Series 2016-C7, Class A2, 3.59%, 12/10/54	2,374,000	2,647,814
CGMS Commercial Mortgage Trust, Series 2017-MDRB, Class B, 1.91%, 7/15/30 (1 month USD LIBOR + 1.75%)(g)	1,300,000	1,244,746
CIM Trust, Series 2017-3, Class A1, 2.16%, 1/25/57 (1 month USD LIBOR + 2.00%)(g)	57,889	58,302
CIM Trust, Series 2017-5, Class A3, CMO, 4.00%, 5/25/57 (g)	500,000	500,047
CIM Trust, Series 2017-6, Class A1, 3.02%, 6/25/57 (g)	165,051	165,259
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A3, 3.37%, 10/10/47	114,286	123,966
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A3, 2.65%, 7/10/49	114,286	119,289
Citigroup Commercial Mortgage Trust, Series 2018-C6, Class A3, 4.15%, 11/10/51	750,000	872,610
Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A3, 2.86%, 12/15/72	1,100,000	1,195,084
COMM 2013-LC13 Mortgage Trust, Series 2013-LC13, Class D, 5.29%, 8/10/46 (g)	500,000	446,326
COMM Mortgage Trust, Series 2016-CR28, Class B, 4.64%, 2/10/49 (c)	500,000	546,139
Connecticut Avenue Securities Trust, Series 2020-R01, 0.95%, 1/25/40 (1 month USD LIBOR +0.800%)(g)	39,571	39,602
Connecticut Avenue Securities Trust 2019-R06, Series 2019-R06, Class 2M2, CMO, (1 month USD LIBOR + 2.100%), 2.25%, 9/25/39 (g)	7,745	7,730
Connecticut Avenue Securities Trust 2020-R02, Series 2020-R02, Class 2M2, CMO, (1 month USD LIBOR + 2.000%), 2.15%, 1/25/40 (g)	40,000	39,718
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.23%, 6/15/57	136,599	148,332
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class A3, 4.15%, 11/15/51	700,000	822,251
CSMC, Series 2020, 1.00%, 4/28/38	275,000	275,000
CSMC 2020-RPL6 Trust, Series 2020-RPL6, Class A1, CMO, 2.69%, 3/25/59 (a)	183,284	183,354
CSMC Trust, Series 2018-RPL9, Class A, 3.85%, 9/25/57 (g)	218,972	236,196
DBJPM Mortgage Trust, Series 2016-C3, Class A4, 2.63%, 8/10/49	1,100,000	1,185,198
Federal Home Loan Mortgage Corp., Series 2016-HQA3, Class M2, CMO, (1 month USD LIBOR + 1.350%), 1.50%, 3/25/29 (c)	20,915	20,915
Federal Home Loan Mortgage Corp., Series 2017-DNA2, Class M1, 1.35%, 10/25/29 (1 month USD LIBOR + 1.20%)(c)	23,582	23,582
Federal Home Loan Mortgage Corp., Series 2018-DNA1, Class M2, CMO, (1 month USD LIBOR + 1.800%), 1.95%, 7/25/30 (c)	8,651	8,578
Federal Home Loan Mortgage Corp., Series 2018-HQA1, Class M2, CMO, (1 month USD LIBOR + 2.300%), 2.45%, 9/25/30 (c)	47,354	47,174
Federal Home Loan Mortgage Corp., Series 2018-SPI4, Class M2, 4.48%, 11/25/48 (g)	39,423	39,427
Federal Home Loan Mortgage Corp., Series 2019-HQA4, Class M2, CMO, REMIC, (1 month USD LIBOR + 2.050%), 2.20%, 11/25/49 (g)	44,629	44,498
Federal Home Loan Mortgage Corp., Series 2020-DNA2, Class M2, CMO, REMIC, (1 month USD LIBOR + 1.850%), 2.00%, 2/25/50 (g)	10,000	9,939
Federal Home Loan Mortgage Corp., Series 2020-HQA2, Class M2, CMO, REMIC, (1 month USD LIBOR + 3.100%), 3.25%, 3/25/50 (g)	14,000	14,096
Federal Home Loan Mortgage Corp., Series 2020-HQA3, Class M2, CMO, REMIC, (1 month USD LIBOR + 3.600%), 3.75%, 7/25/50 (g)	280,000	281,937

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp., Series 326, Class 350, CMO, STRIPS, 3.50%, 3/15/44	$349,168	$380,140
Federal Home Loan Mortgage Corp., Series 4661, Class BV, CMO, REMIC, 3.50%, 12/15/36	1,000,000	1,046,670
Federal Home Loan Mortgage Corp., Series 4835, Class AS, 9.59%, 10/15/48 (1 month USD LIBOR + 9.84%)(c)	152,219	191,046
Federal Home Loan Mortgage Corp., Series K063, Class AM, 3.51%, 1/25/27 (c)	500,000	574,590
Federal Home Loan Mortgage Corp., Series K067, Class AM, 3.28%, 8/25/27	1,000,000	1,144,687
Federal Home Loan Mortgage Corp., Series K069, Class AM, 3.25%, 9/25/27 (c)	875,000	997,406
Federal Home Loan Mortgage Corp., Series K076, Class AM, 3.90%, 4/25/28	1,940,000	2,296,728
Federal Home Loan Mortgage Corp., Series K077, Class AM, 3.85%, 5/25/28 (c)	150,000	178,692
Federal Home Loan Mortgage Corp., Series K083, Class AM, 4.03%, 10/25/28 (c)	350,000	422,567
Federal Home Loan Mortgage Corp., Series K086, Class AM, 3.92%, 12/25/28 (c)	100,000	120,028
Federal Home Loan Mortgage Corp., Series K088, Class AM, 3.76%, 1/25/29 (c)	360,000	429,064
Federal Home Loan Mortgage Corp., Series K090, Class AM, 3.49%, 3/25/29 (c)	700,000	822,371
Federal Home Loan Mortgage Corp., Series K091, Class AM, 3.57%, 3/25/29	750,000	886,153
Federal Home Loan Mortgage Corp., Series K157, Class A2, 3.99%, 5/25/33 (c)	600,000	737,726
Federal Home Loan Mortgage Corp., Series KC03, Class A2, 3.50%, 1/25/26	450,000	492,311
Federal Home Loan Mortgage Corp., Series W5FX, Class AFX, 3.21%, 4/25/28 (c)	1,580,000	1,770,008
Federal National Mortgage Association, Series 2014-C02, Class 1M2, 2.75%, 5/25/24 (1 month USD LIBOR + 2.60%)(c)	96,859	94,342
Federal National Mortgage Association, Series 2014-C03, Class 1M2, 3.15%, 7/25/24 (1 month USD LIBOR + 3.00%)(c)	126,935	123,195
Federal National Mortgage Association, Series 2015-C04, Class 1M2, CMO, (1 month USD LIBOR + 5.700%), 5.85%, 4/25/28 (c)	18,467	19,704
Federal National Mortgage Association, Series 2015-C04, Class 2M2, CMO, (1 month USD LIBOR + 5.550%), 5.70%, 4/25/28 (c)	10,917	11,484
Federal National Mortgage Association, Series 2016-C01, Class 1M2, CMO, (1 month USD LIBOR + 6.750%), 6.90%, 8/25/28 (c)	60,128	64,465
Federal National Mortgage Association, Series 2016-C01, Class 2M2, CMO, (1 month USD LIBOR + 6.950%), 7.10%, 8/25/28 (c)	27,372	29,070
Federal National Mortgage Association, Series 2016-C02, Class 1M2, CMO, (1 month USD LIBOR + 6.000%), 6.15%, 9/25/28 (c)	118,923	126,116
Federal National Mortgage Association, Series 2016-C03, Class 2M2, CMO, (1 month USD LIBOR + 5.900%), 6.05%, 10/25/28 (c)	36,767	38,639
Federal National Mortgage Association, Series 2017-C02, Class 2ED4, 1.00%, 9/25/29 (1 month USD LIBOR + 0.85%)(c)	91,472	89,295
Federal National Mortgage Association, Series 2017-C05, Class 1M2A, 2.35%, 1/25/30 (1 month USD LIBOR + 2.20%)(c)	6,427	6,451
Federal National Mortgage Association, Series 2018-C02, Class 2M2, CMO, (1 month USD LIBOR + 2.200%), 2.35%, 8/25/30 (c)	13,054	12,972
Federal National Mortgage Association, Series 2018-C03, Class 1EA2, 1.00%, 10/25/30 (1 month USD LIBOR + 0.85%)(c)	45,182	44,894
Federal National Mortgage Association, Series 2018-C04, Class 2M2, CMO, (1 month USD LIBOR + 2.550%), 2.70%, 12/25/30 (c)	7,328	7,347
Federal National Mortgage Association, Series 2018-M10, Class A1, 3.37%, 7/25/28 (c)	132,939	146,277

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association, Series 2018-M14, Class A2, 3.58%, 8/25/28 (c)	$550,000	$647,104
Federal National Mortgage Association, Series 2018-M8, Class A2, 3.33%, 6/25/28 (c)	500,000	575,720
Federal National Mortgage Association, Series 2019-78, Class ZB, CMO, REMIC, 3.00%, 1/25/50	356,524	383,162
Federal National Mortgage Association, Series 2019-M21, Class 3A1, 2.10%, 6/25/34	972,549	1,040,684
Federal National Mortgage Association, Series 2019-M22, Class A1, 2.10%, 8/25/29	943,131	1,007,793
Federal National Mortgage Association, Series 2019-M25, Class AV1, 2.05%, 12/25/26	504,917	516,240
Government National Mortgage Association, Series 2013-99, Class AX, 3.00%, 7/20/43	275,573	294,027
Government National Mortgage Association, Series 2015-143, Class WA, 4.00%, 10/20/45	337,212	370,413
Government National Mortgage Association, Series 2017-101, Class AB, 2.50%, 7/20/47	381,183	399,276
Government National Mortgage Association, Series 2018-76, Class IO, 4.00%, 6/20/46 (g)	88,492	10,466
Government National Mortgage Association, Series 2019-M25, Class AB, 3.50%, 1/20/49	301,968	330,674
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A3, 4.26%, 7/10/51 (c)	800,000	889,940
GS Mortgage Securities Trust, Series 2015-GC34, Class A3, 3.24%, 10/10/48	1,080,543	1,151,940
GS Mortgage Securities Trust, Series 2019-GC39, Class A3, 3.31%, 5/10/52	1,000,000	1,134,149
GS Mortgage Securities Trust, Series 2019-GC42, Class A3, 2.75%, 9/1/52	1,100,000	1,197,050
GS Mortgage Securities Trust, Series 2020-GC47, Class A4, 2.13%, 5/12/53	1,400,000	1,466,255
GS Mortgage Securities Trust 2016-GS4, Series 2016-GS4, Class C, 3.81%, 11/10/49 (c)	500,000	474,421
GS Mortgage Securities Trust 2020-GSA2, Series 2020-GSA2, Class A4, 1.72%, 12/12/53	1,100,000	1,109,367
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ2, Class A4, CMO, 3.50%, 7/25/50 (g)	70,566	71,986
HarborView Mortgage Loan Trust, Series 2005-11, Class 2A1A, 0.77%, 8/19/45 (1 month USD LIBOR + 0.62%)(c)	48,670	47,729
Hudsons Bay Simon JV Trust, Series 2015-HB10, Class C10, 5.45%, 8/5/34 (g)	900,000	631,687
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A3, 3.39%, 12/15/49	1,071,000	1,200,435
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class A, 1.16%, 9/15/29 (1 month USD LIBOR + 1.00%)(g)	400,000	397,504
JP Morgan Mortgage Trust, Series 2016-1, Class A5, CMO, 3.50%, 5/25/46 (g)	10,713	10,716
JP Morgan Mortgage Trust, Series 2017-2, Class A13, 3.50%, 5/25/47 (g)	20,145	20,574
JP Morgan Mortgage Trust, Series 2017-3, Class 1A5, 3.50%, 8/25/47 (g)	47,536	47,567
JP Morgan Mortgage Trust, Series 2018-5, Class A13, 3.50%, 10/25/48 (g)	33,306	34,519
JP Morgan Mortgage Trust, Series 2018-7FRB, Class A2, 0.90%, 4/25/46 (1 month USD LIBOR + 0.75%)(g)	44,161	44,092
JP Morgan Mortgage Trust, Series 2018-8, Class A13, 4.00%, 1/25/49 (g)	10,529	10,812
JP Morgan Mortgage Trust, Series 2018-9, Class A13, 4.00%, 2/25/49 (g)	7,484	7,683
JP Morgan Mortgage Trust, Series 2019-1, Class A15, 4.00%, 5/25/49 (g)	24,914	25,441
JP Morgan Mortgage Trust, Series 2020-1, Class B2, 3.89%, 6/25/50 (g)	34,359	36,381
JP Morgan Mortgage Trust 2019-INV1, Series 2019-INV1, Class A11, CMO, 1.10%, 10/25/49 (g)	69,660	69,742

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class D, 3.91%, 11/15/47 (g)	$470,000	$312,243
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A4A1, 3.41%, 11/15/47	300,000	319,244
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A4, 3.55%, 7/15/48	114,286	125,097
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class A3, 3.50%, 12/15/48	1,069,194	1,184,175
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A3, 3.05%, 10/15/50	1,000,000	1,063,363
LSTAR Securities Investment Trust, Series 2019-2, Class A1, 1.66%, 4/1/24 (1 month USD LIBOR + 1.50%)(g)	71,630	73,814
Manhattan West 2020-1MW Mortgage Trust, Series 2020-1MW, Class C, 2.34%, 9/10/39 (g)	500,000	517,179
MBRT, Series 2019-MBR, Class A, 1.01%, 11/15/36 (1 month USD LIBOR + 0.85%)(g)	420,000	414,725
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class C, 4.90%, 11/15/46 (c)	375,000	374,662
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3, 3.45%, 7/15/50	166,820	181,633
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A3, 3.06%, 5/15/49	257,286	276,765
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class D, 3.00%, 5/15/49 (a)	400,000	318,928
Morgan Stanley Capital I Trust, Series 2018-H3, Class A3, 3.92%, 7/15/51	600,000	672,349
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 1.56%, 5/15/36 (1 month USD LIBOR + 1.40%)(g)	1,000,000	961,942
Morgan Stanley Capital I Trust, Series 2019-H6, Class A3, 3.16%, 6/15/52	1,000,000	1,111,362
Mortgage Repurchase Agreement Financing Trust, Series 2020-3, Class A1, CMO, (1 month USD LIBOR + 1.250%), 1.40%, 1/23/23 (g)	100,000	100,074
Mortgage Repurchase Agreement Financing Trust, Series 2020-4, Class A1, CMO, (1 month USD LIBOR + 1.350%), 1.50%, 4/23/23 (g)	100,000	100,004
Mortgage Repurchase Agreement Financing Trust, Series 2020-4, Class A2, CMO, (1 month USD LIBOR + 1.350%), 1.50%, 4/23/23 (g)	185,000	185,007
MRA Issuance Trust 2020-15, Series 2020-15, Class A, CMO, (1 month USD LIBOR + 1.500%), 1.50%, 7/15/21 (g)	1,700,000	1,697,450
MSCG Trust, Series 2015-ALDR, Class A1, 2.61%, 6/7/35 (a)	104,543	102,854
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class F, 4.41%, 7/15/36 (1 month USD LIBOR + 4.25%)(g)	750,000	709,127
New Residential Mortgage Loan Trust, Series 2015-1A, Class A3, CMO, 3.75%, 5/28/52 (g)	82,428	87,642
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 0.90%, 1/25/48 (1 month USD LIBOR + 0.75%)(g)	94,894	94,981
Oaktown Re IV Ltd., Series 2020-1A, Class M1B, CMO, (1 month USD LIBOR + 4.750%), 4.90%, 7/25/30 (g)	150,000	151,520
OBX 2018-1 Trust, Series 2018-1, Class A2, CMO, (1 month USD LIBOR + 0.650%), 0.80%, 6/25/57 (g)	30,885	30,806
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/15/54 (a)	350,000	374,004
PMT Credit Risk Transfer Trust 2020-2R, Series 2020-2R, Class A, CMO, (1 month USD LIBOR + 3.815%), 3.97%, 12/25/22 (g)	260,000	260,018
RESIMAC Premier, Series 2020-1A, Class A1A, CMO, (1 month USD LIBOR + 1.050%), 1.20%, 2/7/52 Zero Coupon,(g)	311,536	311,440

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50%, 8/25/58	$419,244	$456,728
Sequoia Mortgage Trust, Series 2015-2, Class A1, 3.50%, 5/25/45 (g)	26,890	27,522
Sequoia Mortgage Trust, Series 2019-2, Class A1, 4.00%, 6/25/49 (g)	65,651	67,081
Sequoia Mortgage Trust, Series 2019-5, Class A1, 3.50%, 12/25/49 (g)	68,726	70,047
Sequoia Mortgage Trust, Series 2020-3, Class A19, CMO, 3.00%, 4/25/50 (g)	121,855	124,261
Sequoia Mortgage Trust 2017-6, Series 2017-6, Class A19, CMO, 3.50%, 9/25/47 (g)	36,996	37,714
Shellpoint Co-Originator Trust, Series 2016-1, Class 1A10, 3.50%, 11/25/46 (g)	134,306	135,025
STACR Trust, Series 2018-DNA3, Class M1, 0.90%, 9/25/48 (1 month USD LIBOR + 0.75%)(g)	378	378
UBS Commercial Mortgage Trust, Series 2017-C4, Class A3, 3.30%, 10/15/50	600,000	656,728
UBS Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.56%, 10/15/50	148,558	166,850
UBS Commercial Mortgage Trust, Series 2017-C7, Class A3, 3.42%, 12/15/50	305,000	341,500
UBS Commercial Mortgage Trust, Series 2018-C10, Class A3, 4.05%, 5/15/51	1,100,000	1,271,349
UBS Commercial Mortgage Trust, Series 2018-C10, Class A3, 4.31%, 6/15/51	500,000	560,956
UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.66%, 6/10/30 (a)	1,300,000	1,306,415
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class D, 4.10%, 3/10/46 (g)	225,000	140,334
VNDO Trust 2016-350P, Series 2016-350P, Class A, 3.81%, 1/10/35 (a)	600,000	653,131
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class AS, 3.54%, 10/15/45	140,000	145,351
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A3, 3.32%, 10/15/50	450,000	490,162
Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class A4, 3.47%, 5/15/52	950,000	1,056,801
Wells Fargo Commercial Mortgage Trust, Series 2020-SDAL, Class C, 1.90%, 2/15/37 (1 month USD LIBOR +1.740%)(g)	1,295,000	1,197,290
Wells Fargo Mortgage Backed Securities Trust, Series 2019-2, Class A17, 4.00%, 4/25/49 (g)	19,142	19,436
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class D, 4.14%, 5/15/45 (g)	225,000	215,853
WFRBS Commercial Mortgage Trust, Series 2013-C18, Class C, 4.86%, 12/15/46 (c)	350,000	336,434
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $74,285,053)		77,996,347

FOREIGN CORPORATE BONDS - 7.1%
BASIC MATERIALS - 0.6%
Albemarle Wodgina Pty Ltd., 3.45%, 11/15/29	136,000	144,668
Anglo American Capital PLC, 2.63%, 9/10/30 (a)	200,000	209,021
Braskem Netherlands Finance B.V., 4.50%, 1/31/30 (a)	207,000	212,434
Celulosa Arauco y Constitucion S.A., 5.15%, 1/29/50 (a)	700,000	807,807
Kinross Gold Corp., 4.50%, 7/15/27	595,000	687,886
LG Chem Ltd., 3.25%, 10/15/24 (a)	660,000	713,946
NOVA Chemicals Corp., 4.88%, 6/1/24 (a)	200,000	208,250
Suzano Austria GmbH, 3.75%, 1/15/31	156,000	165,516
Teck Resources Ltd., 3.90%, 7/15/30	1,000,000	1,113,110
Teck Resources Ltd., 6.25%, 7/15/41	320,000	408,618
Yara International ASA, 3.15%, 6/4/30 (a)	61,000	66,015
Total Basic Materials		4,737,271

COMMUNICATIONS - 0.2%
Telefonica Emisiones S.A., 5.46%, 2/16/21	1,500,000	1,508,401
Vodafone Group PLC, 4.88%, 6/19/49	63,000	84,085
Vodafone Group PLC, 5.25%, 5/30/48	92,000	127,790
Total Communications		1,720,276

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS (continued)
CONSUMER, NON-CYCLICAL - 0.2%
Coca-Cola Femsa S.A.B. de C.V., 1.85%, 9/1/32	$153,000	$153,191
IHS Markit Ltd., 4.13%, 8/1/23	210,000	228,333
Takeda Pharmaceutical Co. Ltd., 3.18%, 7/9/50	1,300,000	1,382,994
Total Consumer, Non-cyclical		1,764,518

ENERGY - 1.0%
Aker BP ASA, 2.88%, 1/15/26 (a)	2,000,000	2,040,598
Aker BP ASA, 4.75%, 6/15/24 (a)	1,000,000	1,034,566
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24 (a)	475,000	505,875
BP Capital Markets PLC, (5 year CMT + 4.398%), 4.88%, 3/22/30 (e)	170,000	189,669
Canadian Natural Resources Ltd., 2.95%, 7/15/30	105,000	112,254
CNOOC Finance 2013 Ltd., 2.88%, 9/30/29	300,000	312,135
Equinor ASA, 1.75%, 1/22/26	81,000	85,069
Equinor ASA, 3.25%, 11/18/49	1,000,000	1,109,245
Petroleos Mexicanos, 6.35%, 2/12/48	54,000	48,951
Petroleos Mexicanos, 6.49%, 1/23/27	262,000	276,672
Petroleos Mexicanos, 7.69%, 1/23/50	85,000	85,701
Sinopec Group Overseas Development 2018 Ltd., 3.68%, 8/8/49 (a)	200,000	224,106
Suncor Energy, Inc., 5.95%, 5/15/35	71,000	91,874
Total Capital International S.A., 3.13%, 5/29/50	375,000	405,643
Total Capital International S.A., 3.46%, 7/12/49	52,000	60,386
UEP Penonome II S.A., 6.50%, 10/1/38 (a)	1,020,000	1,062,606
Total Energy		7,645,350

FINANCIAL - 3.7%
Ascot Group Ltd., 4.25%, 12/15/30 (a)	65,000	66,219
Athene Holding Ltd., 3.50%, 1/15/31	143,000	151,035
Banco Santander S.A., 2.71%, 6/27/24	200,000	213,521
Bank of Montreal, 2.05%, 11/1/22	345,000	355,981
Banque Federative du Credit Mutuel S.A., 3.75%, 7/20/23 (a)	490,000	529,518
Barclays PLC, (5 year CMT + 2.900%), 3.56%, 9/23/35 (c)	200,000	216,708
BNP Paribas S.A., 2.22%, 6/9/26 (SOFR + 2.074%)(g)	350,000	366,247
BNP Paribas S.A., 4.71%, 1/10/25 (4.71% fixed rate until 1/10/24; 2.24% + 3 month USD LIBOR thereafter)(g)	380,000	422,285
BNP Paribas S.A., (5 year CMT + 2.050%), 2.59%, 8/12/35 (g)	900,000	919,575
BNP Paribas S.A., (SOFR + 1.609%), 1.90%, 9/30/28 (g)	535,000	546,078
Bpce S.A., 1.65%, 10/6/26 (SOFR + 1.400%)(g)	1,225,000	1,253,306
Canadian Imperial Bank of Commerce, 0.50%, 12/14/23	122,000	122,342
Canadian Imperial Bank of Commerce, 0.89%, 3/17/23 (SOFR + 0.800%)(c)	575,000	580,433
Canadian Imperial Bank of Commerce, 0.95%, 10/23/25	91,000	92,239
Canadian Imperial Bank of Commerce, 2.25%, 1/28/25	215,000	228,334
Cooperatieve Rabobank UA, 3.75%, 7/21/26	1,000,000	1,129,885
Cooperatieve Rabobank UA, (1 year CMT + 0.730%), 1.00%, 9/24/26 (g)	261,000	262,806
Credit Agricole S.A., 1.91%, 6/16/26 (SOFR + 1.676%)(g)	250,000	259,248
Credit Suisse Group AG, 4.19%, 4/1/31 (SOFR + 3.730%)(g)	250,000	293,904
Danske Bank A/S, 3.24%, 12/20/25 (3.24% fixed rate until 12/20/24; 1.59% + 3 month USD LIBOR thereafter)(g)	651,000	696,505
DBS Group Holdings Ltd., 2.85%, 4/16/22 (a)	203,000	209,033
Deutsche Bank AG, (SOFR + 2.159%), 2.22%, 9/18/24 (c)	150,000	154,300
Deutsche Bank AG, Series D, 5.00%, 2/14/22	450,000	470,477
Enstar Group Ltd., 4.95%, 6/1/29	276,000	312,061
HSBC Holdings PLC, (SOFR + 1.290%), 1.59%, 5/24/27 (c)	200,000	203,333
ING Groep N.V., (1 year CMT + 1.100%), 1.40%, 7/1/26 (g)	1,280,000	1,301,240
Intesa Sanpaolo SpA, Series XR, 4.00%, 9/23/29 (a)	600,000	676,084
Intesa Sanpaolo SpA, Series XR, 4.70%, 9/23/49 (a)	475,000	595,374
Kookmin Bank, 2.50%, 11/4/30 (a)	950,000	966,914

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS (continued)
FINANCIAL (continued)
Manulife Financial Corp., 4.06%, 2/24/32 (4.06% fixed rate until 2/24/27; 1.65% + USD 5 year Swap Rate thereafter)(c)	$69,000	$184,718
Mizuho Financial Group, Inc., 2.56%, 9/13/25 (2.56% fixed rate until 9/13/24; 1.10% + 3 month USD LIBOR thereafter)(c)	564,000	595,663
National Bank of Canada, 2.15%, 10/7/22 (a)	500,000	515,283
National Bank of Canada, (1 year CMT + 0.400%), 0.55%, 11/15/24 (c)	1,400,000	1,403,823
NatWest Markets PLC, 2.38%, 5/21/23 (a)	452,000	470,174
NatWest Markets PLC, 3.63%, 9/29/22 (a)	450,000	474,401
Nederlandse Waterschapsbank N.V., Senior Note, 2.38%, 3/24/26 (a)	500,000	545,175
Owl Rock Technology Finance Corp., 6.75%, 6/30/25 (a)	670,000	740,857
Royal Bank of Scotland Group PLC, 4.45%, 5/8/30 (4.45% fixed rate until 5/8/29; 1.87% + 3 month USD LIBOR thereafter)(c)	210,000	249,861
Scentre Group Trust 2, (5 year CMT + 4.685%), 5.13%, 9/24/80 (g)	1,000,000	1,054,103
Societe Generale S.A., 3.88%, 3/28/24 (a)	350,000	381,545
Standard Chartered PLC, (5 year CMT + 2.300%), 3.27%, 2/18/36 (g)	200,000	209,279
Standard Chartered PLC, (SOFR + 1.250%), 1.34%, 10/14/23 (g)	2,500,000	2,516,352
State Bank of India, 4.38%, 1/24/24 (a)	205,000	221,153
Swiss Re Finance Luxembourg S.A., 5.00%, 4/2/49 (5 year CMT + 3.582%)(g)	400,000	465,606
Toronto-Dominion Bank (The), (SOFR + 0.450%), 0.54%, 9/28/23 (c)	1,000,000	1,002,750
UniCredit SpA, 5.86%, 6/19/32 (5.86% fixed rate until 6/19/27; 3.70% + USD 5 year Mid-Market Swap Rate thereafter)(g)	400,000	450,495
UniCredit SpA, (1 year CMT + 2.300%), 2.57%, 9/22/26 (g)	1,000,000	1,020,437
Washington Aircraft 2 Co. DAC, (3 month USD LIBOR + 0.430%), 0.68%, 6/26/24 (c)	786,981	788,214
WLB Asset II B Pte Ltd., 3.95%, 12/10/24 (a)	1,000,000	1,000,000
WLB Asset II Pte Ltd., 4.00%, 1/14/24 (a)	250,000	254,999
Total Financial		28,139,873

INDUSTRIAL - 0.7%
BAE Systems PLC, 3.40%, 4/15/30 (a)	206,000	233,250
Canadian Pacific Railway Co., 2.05%, 3/5/30	1,000,000	1,050,155
Embraer Netherlands Finance B.V., 5.05%, 6/15/25	138,000	146,281
Embraer Overseas Ltd., 5.70%, 9/16/23 (a)	135,000	143,776
Johnson Controls International PLC, 6.00%, 1/15/36	250,000	354,177
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 9/15/30	1,050,000	1,071,149
Masonite International Corp., 5.75%, 9/15/26 (a)	325,000	339,625
Mexico City Airport Trust, 3.88%, 4/30/28 (a)	200,000	206,700
Mexico City Airport Trust, 5.50%, 7/31/47 (a)	200,000	210,700
Siemens Financieringsmaatschappij N.V., 2.35%, 10/15/26 (a)	1,000,000	1,079,138
Siemens Financieringsmaatschappij N.V., 3.25%, 5/27/25 (a)	260,000	288,551
Trane Technologies Luxembourg Finance S.A, 3.50%, 3/21/26	300,000	338,235
Total Industrial		5,461,737

TECHNOLOGY - 0.2%
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.40%, 5/1/30 (a)	1,100,000	1,246,761
TSMC Global Ltd., 0.75%, 9/28/25 (a)	200,000	199,193
Total Technology		1,445,954

UTILITIES - 0.5%
AES Gener S.A., (5 year CMT + 4.917%), 6.35%, 10/7/79 (g)	1,000,000	1,097,500
Consorcio Transmantaro S.A., 4.70%, 4/16/34 (a)	430,000	507,938
EDP Finance B.V., 5.25%, 1/14/21 (a)	1,000,000	1,001,162

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
UTILITIES (continued)
Electricite de France S.A., 5.00%, 9/21/48 (a)	$250,000	$329,351
Enel Finance International N.V., 3.50%, 4/6/28 (a)	170,000	193,529
Enel Finance International N.V., 3.63%, 5/25/27 (a)	80,000	90,743
Enel Finance International N.V., 4.63%, 9/14/25 (a)	200,000	232,871
Engie Energia Chile S.A., 3.40%, 1/28/30 (a)	209,000	226,504
Total Utilities		3,679,598

TOTAL FOREIGN CORPORATE BONDS (Cost: $51,934,263)		54,594,577

U.S. GOVERNMENT OBLIGATIONS - 6.0%
U.S. Treasury Bonds, 1.25%, 5/15/50	5,025,000	4,548,410
U.S. Treasury Bonds, 1.38%, 8/15/50	2,554,000	2,386,394
U.S. Treasury Bonds, 2.88%, 5/15/43	2,820,000	3,558,928
U.S. Treasury Bonds, 3.00%, 11/15/44	2,120,000	2,738,775
U.S. Treasury Bonds, 3.00%, 5/15/45	700,000	906,555
U.S. Treasury Coupon STRIP, 0.00%, 2/15/36 Zero Coupon,	365,000	295,299
U.S. Treasury Coupon STRIP, 0.00%, 5/15/36 Zero Coupon,	350,000	281,275
U.S. Treasury Coupon STRIP, 0.00%, 5/15/37 Zero Coupon,	1,330,000	1,046,517
U.S. Treasury Coupon STRIP, 0.00%, 5/15/41 Zero Coupon,	2,120,000	1,534,793
U.S. Treasury Coupon STRIP, 0.00%, 2/15/43 Zero Coupon,	650,000	452,257
U.S. Treasury Coupon STRIP, 0.00%, 8/15/43 Zero Coupon,	565,000	388,610
U.S. Treasury Coupon STRIP, 0.00%, 11/15/43 Zero Coupon,	485,000	330,927
U.S. Treasury Coupon STRIP, 0.00%, 2/15/44 Zero Coupon,	1,670,000	1,138,155
U.S. Treasury Coupon STRIP, 0.00%, 11/15/44 Zero Coupon,	1,775,000	1,188,475
U.S. Treasury Coupon STRIP, 0.00%, 11/15/45 Zero Coupon,	560,000	367,714
U.S. Treasury Coupon STRIP, 0.00%, 2/15/46 Zero Coupon,	405,000	264,260
U.S. Treasury Notes, 0.13%, 9/15/23	400,000	399,688
U.S. Treasury Notes, 0.13%, 12/15/23	550,000	549,313
U.S. Treasury Notes, 0.38%, 11/30/25	5,872,000	5,878,881
U.S. Treasury Notes, 0.50%, 10/31/27	2,755,000	2,732,185
U.S. Treasury Notes, 0.63%, 11/30/27	250,000	249,844
U.S. Treasury Notes, 0.63%, 8/15/30	60,000	58,463
U.S. Treasury Notes, 0.88%, 11/15/30	7,433,000	7,403,965
U.S. Treasury Notes, 2.25%, 11/15/25	980,000	1,069,961
U.S. Treasury Notes, 2.88%, 5/31/25	3,860,000	4,294,099
U.S. Treasury Notes, 3.13%, 11/15/28	1,600,000	1,893,437
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $44,721,344)		45,957,180

MUNICIPAL BONDS - 1.9%
CALIFORNIA - 1.0%
Bay Area Toll Authority, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series F2, 6.26%, 4/1/49	150,000	258,386
Bay Area Toll Authority, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series F1, 2.57%, 4/1/31	215,000	231,860
California Earthquake Authority, Series B, 1.23%, 7/1/21	800,000	800,536
Chula Vista Municipal Financing Authority, Revenue Bonds, 4.28%, 12/1/48	1,000,000	1,081,840
City of Los Angeles CA, General Obligation, 3.50%, 9/1/37	315,000	345,335
City of San Francisco CA Public Utilities Commission Water Revenue, 3.30%, 11/1/39	1,230,000	1,312,976
Los Angeles Community College District, 2.11%, 8/1/32	770,000	802,455
State of California, General Obligation, 0.93%, 4/1/47 (1 month USD LIBOR + 0.00%)(c)	1,000,000	999,730
State of California, General Obligation, 4.60%, 4/1/38	500,000	601,180
State of California, General Obligation, Build America Bonds, 7.35%, 11/1/39	275,000	456,758

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
MUNICIPAL BONDS (continued)
Upper Santa Clara Valley Joint Powers Authority, Revenue Bonds, Water Revenue, Series A, 3.88%, 8/1/48	$500,000	$550,045
Total California		7,441,101

CONNECTICUT - 0.1%
Connecticut Housing Finance Authority, 0.75%, 5/15/49 ( SOFR + 0.00%)(c)	500,000	500,015

ILLINOIS - 0.1%
Chicago Housing Authority, Revenue Bonds, Series B, 4.36%, 1/1/38	500,000	559,160
State of Illinois, General Obligation, 5.00%, 10/1/22	210,000	223,249
State of Illinois, General Obligation, 5.10%, 6/1/33	150,000	161,431
Total Illinois		943,840

MICHIGAN - 0.3%
Great Lakes Water Authority Sewage Disposal System Revenue, 3.06%, 7/1/39	940,000	1,001,993
Great Lakes Water Authority Water Supply System Revenue, 3.47%, 7/1/41	1,330,000	1,431,280
Total Michigan		2,433,273

NEW JERSEY - 0.1%
New Jersey Turnpike Authority, Revenue Bonds, Build America Bonds, Series F, 7.41%, 1/1/40	300,000	503,100

NEW YORK - 0.1%
Metropolitan Transportation Authority, 5.18%, 11/15/49	670,000	785,086
New York Transportation Development Corp., 1.36%, 12/1/21	400,000	400,256
Total New York		1,185,342

OHIO - 0.2%
Ohio Water Development Authority Water Pollution Control Loan Fund, 4.88%, 12/1/34	1,000,000	1,223,450

OREGON - 0.0% (h)
Oregon State Business Development Commission, Revenue Bonds, Economic Development Revenue, 6.50%, 4/1/31 (e)	500,000	275,000

TEXAS - 0.0% (h)
Texas Private Activity Bond Surface Transportation Corp., 3.92%, 12/31/49	80,000	91,214

TOTAL MUNICIPAL BONDS (Cost: $13,792,387)		14,596,335

FOREIGN GOVERNMENT OBLIGATIONS - 0.9%
BERMUDA - 0.0% (h)
Bermuda Government International Bond, Series 144A, 2.38%, 8/20/30 (a)	200,000	209,750

CHILE - 0.2%
Chile Government International Bond, 3.50%, 1/25/50	1,000,000	1,147,500

COLOMBIA - 0.0% (h)
Colombia Government International Bond, 5.00%, 6/15/45	200,000	244,000

GUATEMALA - 0.1%
Guatemala Government Bond, 5.38%, 4/24/32 (a)	350,000	426,562

INDONESIA - 0.2%
Indonesia Government International Bond, 2.95%, 1/11/23	200,000	208,582
Indonesia Government International Bond, 4.13%, 1/15/25 (a)	400,000	447,176
Indonesia Government International Bond, Senior Note, 4.45%, 2/11/24	200,000	221,411
Perusahaan Penerbit SBSN Indonesia III, 3.75%, 3/1/23 (a)	300,000	319,503
Perusahaan Penerbit SBSN Indonesia III, 3.90%, 8/20/24 (a)	250,000	275,522
Total Indonesia		1,472,194

IRAQ - 0.1%
Iraq Government AID Bond, 2.15%, 1/18/22	500,000	510,286

ITALY - 0.2%
Republic of Italy Government International Bond, 4.00%, 10/17/49	1,268,000	1,393,809

MEXICO - 0.1%
Mexico Government International Bond, 4.50%, 4/22/29	207,000	243,018
Mexico Government International Bond, 4.75%, 3/8/44	106,000	126,008
Total Mexico		369,026

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
PANAMA - 0.0% (h)
Panama Government International Bond, Senior Bond, 6.70%, 1/26/36	$100,000	$148,500

QATAR - 0.0% (h)
Qatar Government International Bond, 4.50%, 4/23/28 (a)	200,000	242,250

ROMANIA - 0.0% (h)
Romanian Government International Bond, 5.13%, 6/15/48 (a)	50,000	63,875

SAUDI ARABIA - 0.0% (h)
Saudi Government International Bond, 4.00%, 4/17/25 (a)	300,000	335,061

UNITED ARAB EMIRATES - 0.0% (h)
Abu Dhabi Government International Bond, 3.13%, 10/11/27 (a)	250,000	280,125

URUGUAY - 0.0% (h)
Uruguay Government International Bond, 4.98%, 4/20/55	150,000	208,125

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $6,304,354)		7,051,063

SUPRANATIONAL BONDS - 0.9%
African Development Bank, 0.75%, 4/3/23	1,235,000	1,249,600
Asian Development Bank, 3.13%, 9/26/28	500,000	585,284
European Bank for Reconstruction & Development, 1.50%, 2/13/25	244,000	255,058
European Investment Bank, 0.63%, 10/21/27	700,000	694,229
European Investment Bank, 2.38%, 5/24/27	500,000	552,010
European Investment Bank, 2.50%, 10/15/24	1,000,000	1,082,610
International Bank for Reconstruction & Development, 0.75%, 11/24/27	257,000	257,057
International Bank for Reconstruction & Development, Senior Note, 3.13%, 11/20/25	656,000	740,504
International Finance Corp., 0.50%, 3/20/23	257,000	258,749
North American Development Bank, 2.40%, 10/26/22	1,000,000	1,029,455
TOTAL SUPRANATIONAL BONDS (Cost: $6,429,255)		6,704,556

FOREIGN GOVERNMENT AGENCIES - 0.5%
CANADA - 0.2%
Province of Quebec Canada, 2.75%, 4/12/27	1,000,000	1,117,618

EGYPT - 0.0% (h)
Arab Republic of Egypt, 5.25%, 10/6/25 (a)	300,000	318,660

FRANCE - 0.1%
Caisse d'Amortissement de la Dette Sociale, Series 144A, 0.38%, 9/23/25 (a)	1,000,000	994,650

NORWAY - 0.1%
Kommunalbanken A/S, 2.13%, 2/11/25 (a)	500,000	533,785

SOUTH KOREA - 0.1%
Industrial Bank of Korea, 1.04%, 6/22/25 (a)	367,000	371,385
Korea Development Bank (The), 0.50%, 10/27/23	200,000	200,623
Korea Hydro & Nuclear Power Co., Ltd., 3.75%, 7/25/23 (a)	200,000	215,797
Total South Korea		787,805

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $3,510,015)		3,752,518

BANK LOANS - 0.1% (i)
UTILITIES - 0.1% (i)
Exgen Renewables IV LLC 2020 Term Loan, 0.00%, 12/15/27 (Cost: $995,004)	1,000,000	998,500

Investments	Shares	Value
EXCHANGE-TRADED FUNDS - 7.0%
iShares Core U.S. Aggregate Bond ETF	61,362	7,252,375
iShares iBoxx High Yield Corporate Bond ETF	238,329	20,806,121
iShares JP Morgan USD Emerging Markets Bond ETF	222,845	25,829,964
TOTAL EXCHANGE-TRADED FUNDS (Cost: $51,817,660)		53,888,460

MUTUAL FUNDS - 2.6%
Diamond Hill High Yield Fund, Class Y (Cost: $20,172,476)	1,767,983	20,190,361

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Shares	Value
COMMON STOCKS - 0.0% (h)
ENTERTAINMENT - 0.0% (h)
AMC Entertainment Holdings, Inc., Class A (Cost: $0)	200	$424

SHORT-TERM INVESTMENTS - 8.6%
State Street Institutional Treasury Money Market Fund – Investor Class Shares, 0.01%(j) (Cost: $66,409,143)	66,409,143	66,409,143

TOTAL INVESTMENTS - 106.5% (Cost: $786,522,599)		820,580,216

OTHER ASSETS AND LIABILITIES, NET- (6.5)%		(50,266,143)
NET ASSETS - 100.0%		$770,314,073

(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities been deemed liquid under guidelines approved by the Trust's Board of Trustees. At December 31, 2020, the value of these securities was $201,871,445, representing 26.2% of net assets.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. The security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At December 31, 2020, the value of these securities was $343,216, representing 0.0% of net assets.
(c)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Security is currently in default.
(e)	Perpetual floating rate security. Date shown reflects the next reset date.
(f)	To-be-announced (“TBA”) security.
(g)	Interest only security.
(h)	Amount is less than 0.05%.
(i)	This position represents an unsettled purchase of a bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(j)	The rate shown is the annualized seven-day yield at December 31, 2020.

ABS	Asset Backed Securities
CLO	Collateralized Loan Obligations
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Indexes
LIBOR	London Interbank Offered Rate
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Funding Rate

Futures contracts open at December 31, 2020:

Description	Type	Contracts	Expiration Date	Notional Amount	Value / Net Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED - 5.3%
U.S. Treasury Long-Term Bonds	Long	100,000	03/22/2021	$173,188	$(1,486)
U.S. Treasury Ultra Bonds	Long	3,700,000	03/22/2021	7,901,813	(36,838)
U.S. Treasury 2-Year Notes	Long	16,800,000	03/31/2021	18,562,031	19,677
U.S. Treasury 5-Year Notes	Long	11,300,000	03/31/2021	14,256,539	25,826
Total				$40,893,571	$7,179
CONTRACTS SOLD - (1.6)%
U.S. Treasury 10-Year Notes	Short	(4,700,000)	03/22/2021	$(6,489,672)	$(9,124)
U.S. Treasury 10-Year Ultra Notes	Short	(3,700,000)	03/22/2021	(5,785,297)	18,662
Total				$(12,274,969)	$9,538

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (concluded)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds*	$—	$220,085,754	$—	$220,085,754
U.S. Government Agencies	—	138,777,993	—	138,777,993
Asset-Backed Securities	—	109,577,005	—	109,577,005
Commercial Mortgage-Backed Securities	—	77,996,347	—	77,996,347
Foreign Corporate Bonds*	—	54,594,577	—	54,594,577
Exchange-Traded Funds	53,888,460	—	—	53,888,460
U.S. Government Obligations	—	45,957,180	—	45,957,180
Mutual Funds	20,190,361	—	—	20,190,361
Municipal Bonds*	—	14,596,335	—	14,596,335
Foreign Government Obligations*	—	7,051,063	—	7,051,063
Supranational Bonds	—	6,704,556	—	6,704,556
Foreign Government Agencies*	—	3,752,518	—	3,752,518
Bank Loans*	—	998,500	—	998,500
Common Stocks
Consumer, Cyclical	424	—	—	424
Money Market Fund	66,409,143	—	—	66,409,143
Total Investments in Securities	$140,488,388	$680,091,828	$—	$820,580,216
Other Financial Instruments
Futures Contracts(a)	$64,165	$—	$—	$64,165
Liabilities:
Other Financial Instruments
Futures Contracts(a)	$(47,448)	$—	$—	$(47,448)

* See Schedule of Investments for additional detailed categorizations.

(a) Futures Contracts are valued at unrealized appreciation (depreciation).

See Notes to Schedule of Investments.

PFM Multi-Manager Series Trust

Notes to Schedule of Investments

December 31, 2020 (Unaudited)

1. Organization

PFM Multi-Manager Series Trust (the “Trust”) was organized as a Delaware statutory trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers the following series: PFM Multi-Manager Domestic Equity Fund (the “Domestic Equity Fund”), PFM Multi-Manager International Equity Fund (the “International Equity Fund”) and PFM Multi-Manager Fixed-Income Fund (the “Fixed-Income Fund”) (each a “Fund” and, collectively, the “Funds”). Each Fund consists of Institutional Class, Advisor Class and Class R shares. As of December 31, 2020, only the Institutional Class has commenced operations. The Funds are diversified for the purposes of the 1940 Act.

The Domestic Equity Fund seeks to provide long-term capital appreciation. The International Equity Fund seeks to provide long-term capital appreciation. The Fixed-Income Fund seeks to maximize total return (capital appreciation and income) consistent with reasonable risk.

2. Investment Valuation

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly, including quoted prices for similar investments based on interest rates, credit risk and like factors.

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement, including the Fund’s own assumptions for determining fair value.

The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2020, is disclosed in each Fund’s respective Schedule of Investments.

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value ("NAV") per share as of 4:00 p.m. Eastern time each day the New York Stock Exchange ("NYSE") is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the "Board"), the Board has delegated to the adviser to the Funds, PFM Asset Management LLC (the “Adviser”), the responsibility for the valuation of investments held by the Funds, subject to oversight of the Board. The Adviser has established a Valuation Committee (“VC”) to serve as its formal oversight body for the valuation of each Fund’s portfolio holdings in accordance with policies and procedures adopted by the Board. The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Portfolio securities that are primarily traded on a foreign securities exchange are generally valued at the U.S. dollar equivalent of the preceding closing values for the securities on their exchanges. If an investment is valued in a currency other than U.S. dollars, its value shall be converted into U.S. dollars at the mean of the last available bid and offer prices of such currencies against U.S.dollars quoted on a valuation date by any recognized dealer. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, after-market trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools.

Information Classification: Limited Access

Equity Securities

Equity securities, including restricted securities and preferred stocks, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third-party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts ("ADRs"), futures contracts, Exchange-Traded Funds ("ETFs") and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.

Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Debt Securities

Debt securities, including restricted securities, are valued based on evaluated prices received from third-party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures Contracts

The Funds use exchange-traded futures contracts to a limited extent with the objective of using uninvested cash to gain exposure to certain equity and fixed income markets, maintain liquidity, and minimize transaction costs. Futures contracts are valued at their quoted daily settlement prices and are categorized as Level 1 in the hierarchy. Fluctuations in the value of the contracts are recorded as an asset (liability).

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Information Classification: Limited Access